                                                               File No. 2-91214*
                                                                       811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933**                    /X/
      Pre-Effective Amendment No.                                            / /
      Post-Effective Amendment No.  25                                       /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
      Amendment No.                                                          / /



                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
       Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---

       X      on May 1, 1999 pursuant to paragraph (b)
      ---


              60 days after filing pursuant to paragraph (a)(i)
      ---


              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---


If appropriate, check the following box:


      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Files No. 2-36591, 2-73471, 2-68456 and 2-78653.

** Certain contracts filed pursuant to Files No. 2-73471 and 2-68456 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is undeterminable. Pursuant to Rule 456(m) under the 1933 Act, no separate fee is being paid for the Guarantee.



                        OHIO NATIONAL VARIABLE ACCOUNT B


N-4 Item                   Caption in Prospectus
--------                   ---------------------

   1                       Cover Page

   2                       Glossary of Special Terms

   3                       Not applicable

   4                       Accumulation Unit Values

   5                       The Ohio National Companies

   6                       Deductions and Expenses

   7                       Description of Variable Annuity Contracts

   8                       Annuity Period

   9                       Death Benefit

   10                      Accumulation Period

   11                      Surrender and Partial Withdrawal

   12                      Federal Tax Status

   13                      Not applicable

   14                      Table of Contents

                           Caption in Statement of Additional Information
                           ----------------------------------------------

   15                      Cover Page

   16                      Table of Contents

   17                      Not applicable

   18                      Custodian
                           Independent Certified Public Accountants

   19                      See Prospectus (Distribution of Variable Annuity
                           Contracts)

   20                      Underwriter

   21                      Calculation of Money Market Subaccount Yield

                           Total Return

   22                      See Prospectus (Annuity Period)

   23                      Financial Statements

                           Caption in Part C
                           -----------------

   24                      Financial Statements and Exhibits

   25                      Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                      Number of Contractowners

   28                      Indemnification

   29                      Principal Underwriter

   30                      Location of Accounts and Records

   31                      Not applicable

   32                      Undertakings and Representations

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242

                            Telephone (800) 366-6654



This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.


Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $25. You may make additional payments at any time. We may limit your total purchase payments to $1,000,000.


You may direct the allocation of your purchase payments to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc. See page 2 for the list of available Funds. See also the accompanying prospectus of the Funds. The Fund prospectus might also contain information about other funds that are not available for these contracts.



You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge equal to 7 3/4% of your total purchase payments made during the 96 months immediately preceding the withdrawal, or 7 3/4% of the amount withdrawn, if less. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.



You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).



KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  MAY 1, 1999

                               TABLE OF CONTENTS


Available Funds.............................................      2
Fee Table...................................................      3
Accumulation Unit Values....................................      5
  Financial Statements......................................     10
Ohio National...............................................     10
  Ohio National Life........................................     10
  Ohio National Variable Accounts A and B...................     10
  Ohio National Fund, Inc...................................     10
  Mixed and Shared Funding..................................     11
  Voting Rights.............................................     11
Distribution of Variable Annuity Contracts..................     11
Deductions and Expenses.....................................     12
  Surrender Charge..........................................     12
  Contract Administration Charge............................     12
  Deduction for Administrative Expenses.....................     12
  Deduction for Risk Undertakings...........................     12
  Transfer Fee..............................................     13
  Deduction for State Premium Tax...........................     13
  Fund Expenses.............................................     13
Description of Variable Annuity Contracts...................     13
  10-Day Free Look..........................................     13
  Accumulation Period.......................................     13
  Annuity Period............................................     17
  Other Contract Provisions.................................     19
Federal Tax Status..........................................     20
Prior Contracts.............................................     24
Accumulation Unit Values for Prior Contracts................     26
IRA Disclosure Statement....................................     34


                                AVAILABLE FUNDS


OHIO NATIONAL FUND, INC.                        ADVISER/SUBADVISER
Equity Portfolio                                Ohio National Investments, Inc.
Money Market Portfolio                          Ohio National Investments, Inc.
Bond Portfolio                                  Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio fund)      Ohio National Investments, Inc.
International Portfolio                         Federated Global Investment Management Corp.
International Small Company Portfolio           Federated Global Investment Management Corp.
Capital Appreciation Portfolio                  T. Rowe Price Associates, Inc.
Small Cap Portfolio                             Founders Asset Management LLC
Aggressive Growth Portfolio                     Strong Capital Management, Inc.
Core Growth Portfolio                           Pilgrim Baxter & Associates, Ltd.
Growth & Income Portfolio                       Robertson Stephens Investment Management, L.P.
S&P 500 Index Portfolio                         Ohio National Investments, Inc.
Social Awareness Portfolio                      Ohio National Investments, Inc.

                                   FEE TABLE

     CONTRACTOWNER TRANSACTION EXPENSES
     ----------------------------------
Deferred Sales Load (this "surrender charge"
is a percentage of lesser of payments made
in the prior 8 yrs., or amount surrendered)   7.75%
(Thereafter)                                  0%
Exchange (transfer) Fee                       $3 (currently no charge for the first 4 transfers per year)
Annual Contract Fee                           $30

VAA AND VAB ANNUAL EXPENSES (as a percentage of
  average account value)
Mortality and Expense Risk Fees***                       0.85%
Account Fees and Expenses                                0.25%
                                                         ----
Total VAA and VAB Annual Expenses                        1.10%


***The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. We agree that the fees will not be increased on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings.



Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.


FUND ANNUAL EXPENSES (after fee waiver*) (as a percentage of the Fund's average net assets)

                                                              MANAGEMENT     OTHER      TOTAL FUND
                                                                 FEES       EXPENSES     EXPENSES
                                                              ----------    --------    ----------
Equity                                                           0.53%        0.11%        0.64%
Money Market*                                                    0.25%        0.16%        0.41%
Bond                                                             0.58%        0.14%        0.72%
Omni                                                             0.54%        0.11%        0.65%
International*                                                   0.85%        0.27%        1.12%
International Small Company                                      1.00%        0.40%        1.40%
Capital Appreciation                                             0.80%        0.13%        0.93%
Small Cap                                                        0.80%        0.11%        0.91%
Aggressive Growth                                                0.80%        0.14%        0.94%
Core Growth                                                      0.95%        0.18%        1.13%
Growth & Income                                                  0.85%        0.12%        0.97%
S&P 500 Index                                                    0.40%        0.09%        0.49%
Social Awareness                                                 0.60%        0.21%        0.81%

EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Equity                                                         $96       $132       $177        $216
Money Market*                                                   94        125        165         191
Bond                                                            97        134        181         224
Omni                                                            96        132        178         217
International*                                                 101        146        202         266
International Small Company                                    104        154        215         293
Capital Appreciation                                            99        140        192         246
Small Cap                                                       99        141        191         244
Aggressive Growth                                               99        141        192         247
Core Growth                                                    101        146        202         267
Growth & Income                                                100        142        194         250
S&P 500 Index                                                   95        128        169         200
Social Awareness                                                98        137        186         234

EXAMPLE -- If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Equity                                                         $19        $58       $100        $216
Money Market*                                                   16         51         88         191
Bond                                                            20         60        104         224
Omni                                                            19         58        100         217
International*                                                  24         72        124         266
International Small Company                                     26         81        138         293
Capital Appreciation                                            22         67        114         246
Small Cap                                                       21         66        113         244
Aggressive Growth                                               22         67        115         247
Core Growth                                                     24         73        125         267
Growth & Income                                                 22         68        116         250
S&P 500 Index                                                   17         53         92         200
Social Awareness                                                20         63        108         234

*For the Money Market and International portfolios the investment adviser is voluntarily waiving 0.05% of the management fees. Without those waivers, the management fees are 0.30% for the Money Market portfolio and 0.90% for the International portfolio.

EXAMPLE -- Without the voluntary fee waivers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expense on a $1,000 investment in each Fund, assuming 5% annual return:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Money Market                                                   $ 94      $127       $168        $197
International                                                   102       147        204         271

EXAMPLE -- Without the voluntary fee waivers, if you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment.

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Money Market                                                   $ 17      $ 52       $ 90        $197
International                                                    24        74        127         271


The purpose of the above table is to help you to understand the costs and expenses that a you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL

EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.


The net annualized yield for the Money Market fund in these contracts was 4.09% for the seven days ended December 31, 1998.

                            ACCUMULATION UNIT VALUES

The International fund began on April 30, 1993. The Capital Appreciation and Small Cap funds began on March 31, 1995. The International Small Company and Aggressive Growth funds began on October 2, 1995. The Core Growth, Growth & Income, S&P 500 Index and Social Awareness funds began on January 3, 1997. Values for series of contracts that we no longer issue are listed on pages 24 to 30.

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 18.231104       $ 22.218759         376,442
 1990              22.218759         21.128705         589,220
 1991              21.128705         25.116964         802,548
 1992              25.116964         26.717609       1,048,285
 1993              26.717609         30.151694       1,181,609
 1994              30.151694         29.897240       1,288,052
 1995              29.897240         37.616119       1,394,001
 1996              37.616119         44.033562       1,505,499
 1997              44.033562         51.466766       1,554,930
 1998              51.466766         53.820037       1,469,467

VAA MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 12.642674       $ 13.616583          53,959
 1990              13.616583         14.530988          92,671
 1991              14.530988         15.168901          58,620
 1992              15.168901         15.479601          42,940
 1993              15.479601         15.731262          50,340
 1994              15.731262         16.181828          69,638
 1995              16.181828         16.904534         130,218
 1996              16.904534         17.584720         175,232
 1997              17.584720         18.327573         122,725
 1998              18.327573         19.104543         133,824

VAA BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 14.402246       $ 15.771471          28,554
 1990              15.771471         16.819063          34,836
 1991              16.819063         18.791755          53,151
 1992              18.791755         19.989232          83,991
 1993              19.989232         21.885503         118,872
 1994              21.885503         20.817057         118,724
 1995              20.817057         24.481177         130,720
 1996              24.481177         25.112262         139,016
 1997              25.112262         27.144385         128,523
 1998              27.144385         28.249407         133,824

VAA OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 15.223726       $ 17.385702         620,509
 1990              17.385702         17.525899         690,864
 1991              17.524899         20.479652         689,306
 1992              20.479652         21.999497         853,840
 1993              21.999497         24.557054       1,156,731
 1994              24.557054         24.162172       1,248,250
 1995              24.162172         29.337035       1,272,672
 1996              29.337035         33.527373       1,384,658
 1997              33.527373         39.180721       1,431,184
 1998              39.180721         40.510184       1,380,277

VAA INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1993            $ 10.000000       $ 12.404596         387,372
 1994              12.404596         13.259582       1,626,139
 1995              13.259582         14.702847       1,803,630
 1996              14.702847         16.648702       2,157,623
 1997              16.648702         16.815722       2,305,256
 1998              16.815722         17.278635       1,878,181

VAA INTERNATIONAL SMALL COMPANY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.125502           3,870
 1996              10.125502         11.226306          68,964
 1997              11.226306         12.399654         115,590
 1998              12.399654         12.697451         113,662

VAA CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.370573         126,633
 1996              11.370573         13.018249         379,717
 1997              13.018249         14.832378         550,059
 1998              14.832378         15.538473         606,078

VAA SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.201273         154,063
 1996              12.201273         14.205207         454,045
 1997              14.205207         15.240569         649,957
 1998              15.240569         16.668731         665,332

VAA AGGRESSIVE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.499375           9,491
 1996              10.499375         10.463801         107,442
 1997              10.463801         11.646359         178,651
 1998              11.646359         12.422862         200,721

VAA CORE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $  9.586403         146,611
 1998               9.586403         10.318290         138,652

VAA GROWTH & INCOME

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.509406         146,772
 1998              13.509406         14.309421         467,063

VAA S&P 500 INDEX

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.031676         152,864
 1998              13.031676         16.757375         684,474

VAA SOCIAL AWARENESS

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.426744          22,600
 1998              12.426744          9.537309          49,169

VAB EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 18.669469       $ 22.753001         212,938
 1990              22.753001         21.636728         262,249
 1991              21.636728         25.720884         312,047
 1992              25.720884         27.360011         388,812
 1993              27.360011         30.876667         499,176
 1994              30.876667         30.616106         561,394
 1995              30.616106         38.520577         622,321
 1996              38.520577         45.092323         680,118
 1997              45.092323         52.704246         695,574
 1998              52.704246         55.144099         670,584

VAB MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 12.750508       $ 13.732719          28,714
 1990              13.732719         14.654912          37,310
 1991              14.654912         15.298267          38,997
 1992              15.298267         15.611622          15,107
 1993              15.611622         15.865417          10,933
 1994              15.865417         16.319825          43,614
 1995              16.319825         17.048698          43,415
 1996              17.048698         17.734674          83,494
 1997              17.734674         18.483863          80,528
 1998              18.483863         19.267463          54,060

VAB BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 13.327541       $ 14.594592          23,798
 1990              14.594592         15.564009          20,973
 1991              15.564009         17.389500          27,244
 1992              17.389500         18.497622          39,037
 1993              18.497622         20.252393          79,658
 1994              20.252393         19.263675          84,726
 1995              19.263675         22.654830          94,683
 1996              22.654830         23.238374         100,642
 1997              23.238374         25.118862         103,698
 1998              25.118862         26.141439         122,870

VAB OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 15.141013       $ 17.291232         302,288
 1990              17.291232         17.429676         317,239
 1991              17.429676         20.368389         314,428
 1992              20.368389         21.879988         396,691
 1993              21.879988         24.423644         607,420
 1994              24.423644         24.030898         658,067
 1995              24.030898         29.177631         646,847
 1996              29.177631         33.345205         703,470
 1997              33.345205         38.967842         744,774
 1998              38.967842         40.290085         724,292

VAB INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1993            $ 10.000000       $ 12.404596         269,335
 1994              12.404596         13.259582         909,768
 1995              13.259582         14.702847         909,290
 1996              14.702847         16.648702       1,186,643
 1997              16.648702         16.815772       1,230,232
 1998              16.815772         17.278635       1,021,072

VAB INTERNATIONAL SMALL COMPANY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.125502          10,852
 1996              10.125502         11.226306          60,596
 1997              11.226306         12.399654         106,262
 1998              12.399654         12.697451         111,352

VAB CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.370573         130,970
 1996              11.370573         13.018249         312,799
 1997              13.018249         14.832378         372,993
 1998              14.832378         15.538473         366,130

VAB SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.201273          15,532
 1996              12.201273         14.205207         147,557
 1997              14.205207         15.240569         212,467
 1998              15.240569         16.668731         236,231

VAB AGGRESSIVE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.499375           9,448
 1996              10.499375         10.463801          68,715
 1997              10.463801         11.646359         109,334
 1998              11.646359         12.422862         104,679

VAB CORE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $  9.586403          89,830
 1998               9.586403         10.318290          97,692

VAB GROWTH & INCOME

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.509406         144,903
 1998              13.509406         14.309421         270,510

VAB S&P 500 INDEX

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.031676         103,761
 1998              13.031676         16.757375         342,016

VAB SOCIAL AWARENESS

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.426744       25,632
 1998              12.426744          9.537309       35,228

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

                                 OHIO NATIONAL

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $7 billion and equity in excess of $710 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B


We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.



The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.


OHIO NATIONAL FUND, INC.


Ohio National Fund is a mutual fund registered under the Investment Company Act of 1940. The value of Fund investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.


The Funds receive investment advice, for a fee, from the investment adviser, Ohio National Investments, Inc. The investment adviser pays these subadvisers to manage certain Funds:

- Federated Global Investment Management Corp. (sub-adviser to the International and International Small Company portfolios)

- T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation portfolio)

- Founders Asset Management LLC (sub-adviser to the Small Cap portfolio)

- Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth portfolio)

- Pilgrim Baxter & Associates, Ltd. (sub-adviser to the Core Growth portfolio)

- Robertson Stephens Investment Management, L.P. (sub-adviser to the Growth & Income portfolio)

For additional information concerning the Funds, including their investment objectives, see the Ohio National Fund prospectus. Read it carefully before investing. The Fund prospectus contains information about other funds that are not available for these contracts.


The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.


MIXED AND SHARED FUNDING


In addition to being offered to VAA and VAB, Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts and qualified plans. Fund shares also may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts and qualified plans to invest in the Funds. Although neither we nor the Funds currently foresee any such disadvantage, the Board of Directors of the Funds will monitor events to identify any material conflict among variable life and variable annuity contract owners and qualified plan participants and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:


- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or


- differences in voting instructions given by different types of owners.


VOTING RIGHTS


We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.



Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.


                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.75% of purchase payments during the first contract year and 5.5% of purchase payments made after the contract has been in effect for more than a year. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.


                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge equals the lesser of:

- 7 3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or

- 7 3/4% of the amount being surrendered or withdrawn.


On or after the first contract anniversary, you may make a partial withdrawal of not more than 10% of the contract value (as of the date the partial withdrawal is requested) once each contract year without the surrender charge. The surrender charge does not apply to surrenders or withdrawals from contracts issued in connection with our executive officers' and directors' voluntary deferred compensation plan. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the initial purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.


CONTRACT ADMINISTRATION CHARGE


Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. The charge is not made after annuity payments begin.


DEDUCTION FOR ADMINISTRATIVE EXPENSES


At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.


DEDUCTION FOR RISK UNDERTAKINGS


We guarantee that until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.


For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE


We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year.


DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.0% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS


FREE LOOK



You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.


ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your purchase payments must be at least $25. You may make payments at any time. We may limit your total purchase payments to $1,000,000.

WHEN WE MAY TERMINATE YOUR CONTRACT


We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. (See Federal Tax Status.) We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make each purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant between purchase payments, but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your first purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA and VAB at $10 when we allocated the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and


(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND PARTIAL WITHDRAWAL


Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract or you may elect a partial (at least $100) withdrawal. The surrender charge may apply to these transactions. That charge is a percent of the total amount withdrawn. For example, if a partial withdrawal of $1,000 is requested, we would pay you $1,000, but the total amount deducted from the accumulation value would be $1,084 (i.e., $1,084 x 7 3/4% = $84). Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. In the case of a complete surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment as described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.


If you request a surrender or partial withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. We require the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.


After annuity payments begin, you may make transfers among Funds only once each calendar quarter. The transfer fee no longer applies then. Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)


We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.


DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

TELEACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE ITS USE.

DEATH BENEFIT


If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. (This death benefit is not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the end of the valuation period in which we receive written notice of death. The amount of death benefit is the contract value or, if greater, the total purchase payments made less any partial withdrawals.


GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus


- any additional excess interest we may credit to guaranteed values, minus



- any partial withdrawals, loans and transfers from the guaranteed values, minus


- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.


No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.



Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.


OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or partial withdrawal until the first of these events occurs.

ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that (except for option 1(e), below) we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and partial withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):   Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).

Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):   Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 1(e):   Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

Option 2(a):   Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).

Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.


The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.


TRANSFERS DURING ANNUITY PAYOUT


After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as "regulated investment companies" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2.

Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that you may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if you are not an "active participant" in an employer maintained qualified retirement plan or you have adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, if you are otherwise qualified for an IRA you may elect to contribute to an IRA for yourself and for your non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent you are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA. This is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount you contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if you do not withdraw that amount before filing your income tax return for the year of contribution or apply that amount as an allowable contribution for a later year. The excise tax continues to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must begin before April 1 following the year in which you reach age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP may elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments may elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

                                PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY

Before December 15, 1981, we issued Annual Payment Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000            6.3   %         2.2   %         0.5 %     9.0  %
Next $15,000             5.5   %         2.0   %         0.5 %     8.0  %
Next $25,000             4.8   %         1.7   %         0.5 %     7.0  %
Next $50,000             4.0   %         1.5   %         0.5 %     6.0  %
Balance over $100,000    3.3   %         1.2   %         0.5 %     5.0  %

*Plus 50c per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity

Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

MULTIPLE FUNDED COMBINATION ANNUITY

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% and the deduction for risk undertakings is 1.3%.

INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

    YEARS       PERCENT
    -----       -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                        ANNUAL PAYMENT VARIABLE ANNUITY

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  46.685707      $  56.953326         57,461
 1990              56.953326         54.213096         54,987
 1991              54.213096         64.510143         51,310
 1992              64.510143         68.689335         45,754
 1993              68.689335         77.594885         43,892
 1994              77.594885         77.016062         40,537
 1995              77.016062         96.995665         36,620
 1996              96.995665        113.656777         35,244
 1997             113.656777        132.974317         29,341
 1998             132.974317        139.192132         26,151

VAB EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  49.487430      $  60.371234         34,866
 1990              60.371234         57.466552         36,191
 1991              57.466552         68.381552         33,557
 1992              68.381552         72.811547         30,548
 1993              72.811547         82.251550         25,610
 1994              82.251550         81.637986         24,924
 1995              81.637986        102.816617         24,630
 1996             102.816617        120.477605         22,849
 1997             120.477605        140.954452         22,582
 1998             140.954452        147.545413         17,171

                           VARIABLE INTEREST ANNUITY

VAA MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  19.137568      $  20.571199        105,231
 1990              20.571199         21.909036         94,135
 1991              21.909036         22.825685         76,406
 1992              22.825685         23.247080         49,465
 1993              23.247080         23.578345         36,485
 1994              23.578345         24.205890         30,702
 1995              24.205890         25.237165         23,519
 1996              25.237165         26.200345         19,866
 1997              26.200345         27.253241         17,074
 1998              27.253241         28.352494         15,961

VAB MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  19.137568      $  20.571199         91,600
 1990              20.571199         21.909036         70,747
 1991              21.909036         22.825685         54,444
 1992              22.825685         23.247080         44,016
 1993              23.247080         23.578345         35,017
 1994              23.578345         24.205890         30,075
 1995              24.205890         25.237165         29,059
 1996              25.237165         26.200345         28,910
 1997              26.200345         27.253241         27,553
 1998              27.253241         28.352494          8,368

                      FLEXIBLE PAYMENT COMBINATION ANNUITY

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  26.470588      $  32.260450         27,395
 1990              32.260450         30.677737         24,226
 1991              30.677737         36.468472         23,107
 1992              36.468472         38.792521         22,601
 1993              38.792521         43.778639         22,887
 1994              43.778639         43.409203         20,039
 1995              43.409203         54.616584         20,564
 1996              54.616584         63.934367         20,212
 1997              63.934367         74.726955         20,567
 1998             74.7326955         78.143774         18,686

VAB EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  25.489364      $  31.071251          3,584
 1990              31.071251         29.546880          3,439
 1991              29.546880         35.124150          3,428
 1992              35.124150         37.362530          1,864
 1993              37.362530         42.164841          1,849
 1994              42.164841         41.809023          1,833
 1995              41.809023         52.603280          1,095
 1996              52.603280         61.577580          1,109
 1997              61.577580         71.972334          1,121
 1998              71.972334         75.263201          1,141

                      MULTIPLE FUNDED COMBINATION ANNUITY

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  21.185355      $  25.819181        240,896
  1990             25.819181         24.552478        227,378
  1991             24.552478         29.187005        209,706
  1992             29.187005         31.047017        195,926
  1993             31.047017         35.037574        189,725
  1994             35.037574         34.741902        183,889
  1995             34.741902         43.711561        185,550
  1996             43.711561         51.168913        183,969
  1997             51.168913         59.806603        172,235
  1998             59.806603         62.541201        150,434

VAA MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  14.500960      $  15.587258         75,856
  1990             15.587258         16.600960         66,701
  1991             16.600960         17.295517         53,715
  1992             17.295517         17.614815         40,163
  1993             17.614815         17.865828         32,193
  1994             17.865828         18.341334         33,908
  1995             18.341334         19.122749         26,823
  1996             19.122749         19.852565         19,326
  1997             19.852565         20.650358         17,640
  1998             20.650358         21.483279         24,712

VAA BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  15.924172      $  17.438080         41,465
  1990             17.438080         18.596379         43,782
  1991             18.596379         20.777538         38,147
  1992             20.777538         22.101548         40,781
  1993             22.101548         24.198199         33,461
  1994             24.198199         23.016849         32,609
  1995             23.016849         27.068171         30,431
  1996             27.068171         27.765946         26,417
  1997             27.765946         30.128230         19,546
  1998             30.128230         31.234606         18,756

VAA OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  15.258611      $  17.425546        134,346
  1990             17.425546         17.565065        143,084
  1991             17.565065         20.526604        136,984
  1992             20.526604         22.049934        138,165
  1993             22.049934         24.613344        151,630
  1994             24.613344         24.217555        140,851
  1995             24.217555         29.404272        134,309
  1996             29.404272         33.604216        133,427
  1997             33.604216         39.270518        127,406
  1998             39.270518         40.603031        124,948

VAA INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1993 *        $  10.000000      $  12.404596         36,879
  1994             12.404596         13.259582        103,976
  1995             13.259582         14.702847        112,362
  1996             14.702847         16.648702        116,301
  1997             16.648702         16.815772        100,572
  1998             16.815772         17.278635         78,452

VAA CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1995 *        $  10.000000      $  11.370573          8,261
  1996             11.370573         13.018249         11,321
  1997             13.018249         14.832378         21,166
  1998             14.832378         15.538473         23,962

VAA SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1995 *        $  10.000000      $  12.201273         16,139
  1996             12.201273         14.205207         21,891
  1997             14.205207         15.240569         21,377
  1998             15.240569         16.668731         27,574

VAB EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  22.125593      $  26.965078         40,668
  1990             26.965078         25.642156         37,320
  1991             25.642156         30.482379         34,831
  1992             30.482379         32.424943         31,442
  1993             32.424943         36.592684         31,997
  1994             36.592684         36.283811         30,805
  1995             36.283811         45.651565         22,160
  1996             45.651565         53.439888         22,720
  1997             53.439888         62.460938         23,678
  1998             62.460938         65.316911         23,801

VAB MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  14.512201      $  15.599344         77,381
  1990             15.599344         16.613832         74,879
  1991             16.613832         17.308925         71,106
  1992             17.308925         17.628473         67,360
  1993             17.628473         17.879672         17,645
  1994             17.879672         18.355539         11,948
  1995             18.355539         19.137562          5,896
  1996             19.137562         19.867953          6,004
  1997             19.867953         20.666372          6,102
  1998             20.666372         21.499933          4,311

VAB BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  15.914517      $  17.427516          3,751
  1990             17.427516         18.585115          5,481
  1991             18.585115         20.764956          4,532
  1992             20.764956         22.088165          4,261
  1993             22.088165         24.183549          3,921
  1994             24.183549         23.002903          3,679
  1995             23.002903         27.051775          3,601
  1996             27.051775         27.749128          3,122
  1997             27.749128         29.994642            723
  1998             29.994642         31.215693          2,869

VAB OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  15.237044      $  17.400912         45,355
  1990             17.400912         17.540233         46,036
  1991             17.540233         20.497592         46,892
  1992             20.497592         22.018769         48,792
  1993             22.018769         24.578556         53,581
  1994             24.578556         24.183329         52,580
  1995             24.183329         29.362718         53,357
  1996             29.362718         33.556721         53,263
  1997             33.556721         39.215015         52,426
  1998             39.215015         40.545640         24,611

VAB INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1993 *        $  10.000000      $  12.404596          1,427
  1994             12.404596         13.259582         13,999
  1995             13.259582         14.702847         17,006
  1996             14.702847         16.648702         18,085
  1997             16.648702         16.815772         15,613
  1998             16.815772         17.278635         12,488

VAB CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1995 *        $  10.000000      $  11.370573            456
  1996             11.370573         13.018249            786
  1997             13.018249         14.832378          1,426
  1998             14.832378         15.538473          1,542

       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.599062         82,440
  1998             11.599062         12.093494        277,925

VAA MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.388381         65,172
  1998             10.388381         10.796720        122,681

VAA BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.791393         12,183
  1998             10.791393         11.197447        126,324

VAA OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.608584        102,587
  1998             11.608584         11.966933        300,484

VAA INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.114943         86,113
  1998             10.114943         10.362585        120,242

VAA CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.366198         93,956
  1998             11.366198         11.872017        210,773

VAA SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.854875         54,898
  1998             10.854875         11.836906        146,789

VAA INTERNATIONAL SMALL COMPANY (GLOBAL CONTRARIAN)

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.036950         16,423
  1998             11.036950         11.268548         27,971

VAA AGGRESSIVE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.150420         26,996
  1998             11.150420         11.858619         92,803

VAA STRATEGIC INCOME

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.724151        100,248
  1998             10.724151         10.425769        179,803

VAA FIRSTAR GROWTH & INCOME (STELLAR)

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.818421         56,527
  1998             10.818421         10.980827        122,557

VAA RELATIVE VALUE

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  12.651115        250,298
  1998             12.651115         15.061199        663,668

VAA EMERGING MARKETS

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $   9.788417         32,560
  1998              9.788417          6.030274         51,176

VAA S&P 500 INDEX

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1998*          $  10.000000      $  11.452642        118,264

VAA GOLDMAN SACHS CAPITAL GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1998*          $  10.000000      $  11.582489         36,645

VAA WORLDWIDE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1998*          $  10.000000      $  10.308701         63,482

VAA BALANCED SUBACCOUNT

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1998*          $  10.000000      $  11.955678        142,767

*International Fund was added April 30, 1993. Capital Appreciation and Small Cap Funds were added March 31, 1995. S&P 500 Index, Goldman Sachs Capital Growth, Worldwide Growth and Balanced Funds were added to Investar Vision and Top Spectrum May 1, 1998.

APPENDIX A

                            IRA DISCLOSURE STATEMENT


This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.


FREE LOOK PERIOD


The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 20 days after it is delivered. To exercise this "free-look" provision write or call the address shown below:


The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit." IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.


Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $2,200).


IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS


Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.



UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.


"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for under payments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                          AGE 65                          AGE 70
                      GUARANTEED                      GUARANTEED                      GUARANTEED
                    SURRENDER VALUE                 SURRENDER VALUE                 SURRENDER VALUE
             -----------------------------   -----------------------------   -----------------------------
                                $2,000                          $2,000                          $2,000
                $1,000         ONE TIME         $1,000         ONE TIME         $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM         ANNUAL         LUMP SUM         ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   -------------   -------------   -------------   -------------   -------------
     1         $    933        $  1,895        $    933        $  1,895        $    933        $  1,895
     2            1,917           1,955           1,917           1,955           1,917           1,955
     3            2,933           2,006           2,933           2,006           2,933           2,006
     4            3,990           2,058           3,990           2,058           3,990           2,058
     5            5,089           2,116           5,089           2,116           5,089           2,116
     6            6,234           2,177           6,234           2,177           6,234           2,177
     7            7,435           2,240           7,435           2,240           7,435           2,240
     8            8,686           2,306           8,686           2,306           8,868           2,306
     9           10,069           2,529          10,069           2,529          10,069           2,529
    10           11,506           2,600          11,506           2,600          11,506           2,600
    15           19,604           3,001          19,604           3,001          19,604           3,001
    20           29,456           3,489          29,456           3,489          29,456           3,489
    25           41,442           4,082          41,442           4,082          41,442           4,082
    30           56,026           4,804          56,026           4,804          56,026           4,804
    35           73,769           5,683          73,769           5,683          73,769           5,683
    40           95,356           6,751          95,356           6,751          95,356           6,751
    45          121,620           8,051         121,620           8,051         121,620           8,051
    50          153,574           9,633         153,574           9,633         153,574           9,633
    55          192,451          11,558         192,451          11,558         192,451          11,558
    60          239,751          13,900         239,751          13,900         239,751          13,900
    65                                          297,298          16,748         297,298          16,748
    70                                          367,313          20,215         367,313          20,215

- Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS



Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
The Year 2000 Issue
Loans under Tax-Sheltered Annuities (VAA only)
Financial Statements for Ohio National Life and VAA or VAB

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") flexible purchase payment individual variable annuity contracts dated May 1, 1999. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.



                                Table of Contents


          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          The Year 2000 Issue ...............................................................   4
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements ..............................................................   6




                                   "TOP TRADITION"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAA's and VAB's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAA and VAB as of December 31, 1998 and for the periods indicated and our consolidated financial statements as of December 31, 1998 and 1997 and for the periods indicated have been included in reliance upon the report of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ for contracts issued by VAA, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1998                           None              $6,658,441             None             $827,720
1997                        $  903,146            2,997,646           $ 89,572            297,299
1996                         2,461,096              None               239,957             None

For contracts issued by VAB, those amounts have been:

                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1998                           None               $  934,575            None             $116,178
1997                        $  330,599             1,097,297          $ 32,788            108,827
1996                         1,691,331               None              164,905             None


CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1998, was 4.09%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (September 10, 1984). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.10%. This is based upon an average contract value of $30,000. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual non-standardized total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1998 (assuming surrender of the contract then) are as follows:

                                      One          Five           Ten           From            Inception
                                      Year         Years          Years       Inception            Date
                                      ----         -----          -----       ---------            ----
Equity                                4.45%        12.15%         11.30%          9.54%          10-06-69
Money Market                          4.11%         3.84%          4.09%          5.90%          03-20-80
Bond                                  3.95%         5.11%          6.84%          7.17%          11-02-82
Omni                                  3.27%        10.40%         10.15%         10.16%          09-10-84
International                         2.63%         6.73%         N/A            10.00%          04-30-93
Capital Appreciation                  4.64%        N/A            N/A            12.16%          05-01-94
Small Cap                             9.24%        N/A            N/A            17.81%          05-01-94
International Small Company           2.28%        N/A            N/A             8.29%          03-31-95
Aggressive Growth                     6.54%        N/A            N/A            11.08%          03-31-95
Core Growth                           7.51%        N/A            N/A             1.45%          01-03-97
Growth & Income                       5.80%        N/A            N/A            19.53%          01-03-97
S&P 500 Index                        28.44%        N/A            N/A            29.39%          01-03-97
Social Awareness                    (23.35%)       N/A            N/A            (2.48%)         01-03-97


THE YEAR 2000 ISSUE


We believe we have succeeded in remedying the "Year 2000" problem for all mission critical internal computer systems and applications. Conversion testing and implementation for those systems were completed by December 31, 1998. During the remainder of 1999, peripheral personal computer systems will continue to be up-graded and tested for Year 2000 implementation. While Ohio National Fund and its investment adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so in sufficient time, internal auditors intend to independently test those systems to verify their compliance. We are also developing contingency plans to be prepared for the possibility that one or more service providers might not be compliant. If we, Ohio National Fund, its investment adviser or one of our service suppliers fails to achieve timely and complete compliance, it could materially impair our ability to conduct our business, including the ability to accurately and timely value interests in the contracts.



LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

OHIO NATIONAL VARIABLE ACCOUNT B
INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company

and Contract Owners of
Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (comprised of the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, S&P 500 Index, Social Awareness, Core Growth and Growth & Income subaccounts) as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account B as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years indicated herein in conformity with generally accepted accounting principles.




                                                                        KPMG LLP
Cincinnati, Ohio
February 5, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT B                               December 31, 1998
STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                    MONEY
                                                   EQUITY          MARKET          BOND           OMNI         INTERNATIONAL
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                 -----------     ----------     ----------     -----------     -------------
Assets -- Investments at market value
(note 2).......................................  $51,583,362     $4,310,280     $5,068,531     $40,132,755      $28,122,101
                                                 ===========     ==========     ==========     ===========      ===========
Contract owners' equity
  Contracts in accumulation period (note 3)....  $50,540,348     $3,390,678     $5,031,944     $39,612,247      $28,122,101
  Annuity reserves for contact in payment
  period.......................................    1,043,014        919,602         36,587         520,508                0
                                                 -----------     ----------     ----------     -----------      -----------
Total contract owners' equity..................  $51,583,362     $4,310,280     $5,068,531     $40,132,755      $28,122,101
                                                 ===========     ==========     ==========     ===========      ===========

                                                   CAPITAL
                                                 APPRECIATION      SMALL CAP
                                                  SUBACCOUNT      SUBACCOUNT
                                                 ------------     ----------
Assets -- Investments at market value
(note 2).......................................  $11,942,107      $9,040,394
                                                 ===========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3)....  $11,942,107      $9,040,394
  Annuity reserves for contact in payment
  period.......................................            0               0
                                                 -----------      ----------
Total contract owners' equity..................  $11,942,107      $9,040,394
                                                 ===========      ==========

                                                            GLOBAL        AGGRESSIVE        CORE          GROWTH &        S&P 500
                                                          CONTRARIAN        GROWTH         GROWTH          INCOME          INDEX
                                                          SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                          ----------      ----------     ----------      ----------     -----------
Assets -- Investments at market value (note 2)..........  $4,309,810      $2,966,742     $1,722,649      $7,103,497     $10,944,062
                                                          ==========      ==========     ==========      ==========     ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $4,309,810      $2,966,742     $1,722,649      $7,086,385     $10,734,736
  Annuity reserves for contact in payment period........           0               0              0          17,112         209,326
                                                          ----------      ----------     ----------      ----------     -----------
Total contract owners' equity...........................  $4,309,810      $2,966,742     $1,722,649      $7,103,497     $10,944,062
                                                          ==========      ==========     ==========      ==========     ===========

                                                            SOCIAL
                                                          AWARENESS
                                                          SUBACCOUNT
                                                          ----------
Assets -- Investments at market value (note 2)..........   $568,915
                                                           ========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $568,915
  Annuity reserves for contact in payment period........          0
                                                           --------
Total contract owners' equity...........................   $568,915
                                                           ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                  EQUITY                       MONEY MARKET                       BOND
                                                SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                        ---------------------------      -------------------------      -------------------------
                                           1998            1997             1998           1997            1998           1997
                                        -----------     -----------      ----------     ----------      ----------     ----------
Investment activity:
  Reinvested dividends................  $   643,736     $   854,845      $  201,970     $  167,169      $  289,292     $  304,389
  Risk & administrative expense (note
       4).............................     (546,470)       (532,799)        (42,082)       (59,121)        (46,515)       (37,277)
                                        -----------     -----------      ----------     ----------      ----------     ----------
       Net investment activity........       97,266         322,046         159,888        108,048         242,777        267,112
                                        -----------     -----------      ----------     ----------      ----------     ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.........      967,611       2,703,014               0              0               0              0
     Realized gain (loss).............    1,549,381         679,349               0         (4,268)         17,889          9,585
     Unrealized gain (loss)...........     (381,417)      3,497,534               0              0         (89,689)         9,839
                                        -----------     -----------      ----------     ----------      ----------     ----------
       Net gain (loss) on
          investments.................    2,135,575       6,879,897               0         (4,268)        (71,800)        19,424
                                        -----------     -----------      ----------     ----------      ----------     ----------
          Net increase in contract
            owners' equity from
            operations................    2,232,841       7,201,943         159,888        103,780         170,977        286,536
                                        -----------     -----------      ----------     ----------      ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments.......    2,100,044       4,371,038       2,147,915      1,565,251         935,872        603,328
     Transfers from fixed & other
       subaccounts....................    2,435,432       2,566,242       2,619,746      2,417,431       1,709,892        269,253
                                        -----------     -----------      ----------     ----------      ----------     ----------
                                          4,535,476       6,937,280       4,767,661      3,982,682       2,645,764        872,581
                                        -----------     -----------      ----------     ----------      ----------     ----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................    3,364,861       2,215,297         954,565         80,128         290,032        388,407
     Annuity & death benefit
       payments.......................    1,078,632         855,124          83,578         81,867          48,171         94,120
     Transfers to fixed & other
       subaccounts....................    1,941,051       1,819,043       2,875,688      3,918,605       1,298,182        411,379
                                        -----------     -----------      ----------     ----------      ----------     ----------
                                          6,384,544       4,889,464       3,913,831      4,080,600       1,636,385        893,906
                                        -----------     -----------      ----------     ----------      ----------     ----------
          Net equity transactions.....   (1,849,068)      2,047,816         853,830        (97,918)      1,009,379        (21,325)
                                        -----------     -----------      ----------     ----------      ----------     ----------
            Net change in contract
               owners' equity.........      383,773       9,249,759       1,013,718          5,862       1,180,356        265,211
Contract owners' equity:
  Beginning of period.................   51,199,589      41,949,830       3,296,562      3,290,700       3,888,175      3,622,964
                                        -----------     -----------      ----------     ----------      ----------     ----------
  End of period.......................  $51,583,362     $51,199,589      $4,310,280     $3,296,562      $5,068,531     $3,888,175
                                        ===========     ===========      ==========     ==========      ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                               OMNI                         INTERNATIONAL                CAPITAL APPRECIATION
                                            SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                    ---------------------------      ---------------------------      ---------------------------
                                       1998            1997             1998            1997             1998            1997
                                    -----------     -----------      -----------     -----------      -----------     -----------
Investment activity:
  Reinvested dividends............  $ 1,083,391     $ 1,160,217      $ 1,156,082     $ 2,244,641      $   290,823     $   322,567
  Risk & administrative expense
     (note 4).....................     (427,281)       (366,772)        (309,250)       (347,234)        (117,381)        (92,618)
                                    -----------     -----------      -----------     -----------      -----------     -----------
       Net investment activity....      656,110         793,445          846,832       1,897,407          173,442         229,949
                                    -----------     -----------      -----------     -----------      -----------     -----------
  Realized & Unrealized gain
     (loss) on investments:
     Reinvested capital gains.....        6,749       1,890,389        1,161,180       3,070,013          911,853         582,279
     Realized gain (loss).........    1,039,662         336,734          (77,521)        190,288          111,752          84,309
     Unrealized gain (loss).......     (397,565)      2,383,188         (927,238)     (4,866,712)        (664,732)        343,154
                                    -----------     -----------      -----------     -----------      -----------     -----------
       Net gain (loss) on
          investments.............      648,846       4,610,311          156,421      (1,606,411)         358,873       1,009,742
                                    -----------     -----------      -----------     -----------      -----------     -----------
          Net increase in contract
            owners' equity from
            operations............    1,304,956       5,403,756        1,003,253         290,996          532,315       1,239,691
                                    -----------     -----------      -----------     -----------      -----------     -----------
Equity transactions:
  Sales:
     Contract purchase payments...    2,747,209       5,250,592        1,100,574       5,276,398        1,163,240       2,516,544
     Transfers from fixed & other
       subaccounts................    2,178,355       2,044,821          564,994       2,309,643          665,066         914,954
                                    -----------     -----------      -----------     -----------      -----------     -----------
                                      4,925,564       7,295,413        1,665,568       7,586,041        1,828,306       3,431,498
                                    -----------     -----------      -----------     -----------      -----------     -----------
  Redemptions:
     Withdrawals & surrenders
       (note 5)...................    3,192,559       1,339,733        1,562,756       1,642,899          231,140         331,493
     Annuity & death benefit
       payments...................      780,199         755,570          255,710         346,407          129,216         163,057
     Transfers to fixed & other
       subaccounts................    1,931,656       1,143,175        5,087,977       3,450,498        1,128,899         720,874
                                    -----------     -----------      -----------     -----------      -----------     -----------
                                      5,904,414       3,238,478        6,906,443       5,439,804        1,489,255       1,215,424
                                    -----------     -----------      -----------     -----------      -----------     -----------
       Net equity transactions....     (978,850)      4,056,935       (5,240,875)      2,146,237          339,051       2,216,074
                                    -----------     -----------      -----------     -----------      -----------     -----------
          Net change in contract
            owners' equity........      326,106       9,460,691       (4,237,622)      2,437,233          871,366       3,455,765
Contract owners' equity:
  Beginning of period.............   39,806,649      30,345,958       32,359,723      29,922,490       11,070,741       7,614,976
                                    -----------     -----------      -----------     -----------      -----------     -----------
  End of period...................  $40,132,755     $39,806,649      $28,122,101     $32,359,723      $11,942,107     $11,070,741
                                    ===========     ===========      ===========     ===========      ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                  SMALL CAP                  GLOBAL CONTRARIAN              AGGRESSIVE GROWTH
                                                 SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                          -------------------------      -------------------------      -------------------------
                                             1998           1997            1998           1997            1998           1997
                                          ----------     ----------      ----------     ----------      ----------     ----------
Investment activity:
  Reinvested dividends..................  $        0     $        0      $  123,763     $  156,117      $        0     $   24,960
  Risk & administrative expense
     (note 4)...........................     (76,080)       (67,341)        (41,755)       (35,068)        (27,354)       (22,884)
                                          ----------     ----------      ----------     ----------      ----------     ----------
       Net investment activity..........     (76,080)       (67,341)         82,008        121,049         (27,354)         2,076
                                          ----------     ----------      ----------     ----------      ----------     ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........         125        340,215         380,757        225,190         200,891          9,445
     Realized gain (loss)...............      47,477        224,164           7,587         16,821          23,950         (3,600)
     Unrealized gain (loss).............     827,495         15,964        (376,963)       (21,916)        (14,822)       251,639
                                          ----------     ----------      ----------     ----------      ----------     ----------
       Net gain (loss) on investments...     875,097        580,343          11,381        220,095         210,019        257,484
                                          ----------     ----------      ----------     ----------      ----------     ----------
          Net increase in contract
            owners' equity from
            operations..................     799,017        513,002          93,389        341,144         182,665        259,560
                                          ----------     ----------      ----------     ----------      ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments.........     702,881      2,017,304         233,524      1,251,164         365,436        918,978
     Transfers from fixed & other
       subaccounts......................     700,063      1,420,443         344,948        170,573         146,582        487,071
                                          ----------     ----------      ----------     ----------      ----------     ----------
                                           1,402,944      3,437,747         578,472      1,421,737         512,018      1,406,049
                                          ----------     ----------      ----------     ----------      ----------     ----------
  Redemptions:
     Withdrawals & surrenders
       (note 5).........................     193,335        199,300          77,787         73,776         101,645        156,262
     Annuity & death benefit payments...      70,497        114,225           7,840         10,451          18,453         18,510
     Transfers to fixed & other
       subaccounts......................     878,703      1,533,908         478,743        305,705         434,257        401,846
                                          ----------     ----------      ----------     ----------      ----------     ----------
                                           1,142,535      1,847,433         564,370        389,932         554,355        576,618
                                          ----------     ----------      ----------     ----------      ----------     ----------
          Net equity transactions.......     260,409      1,590,314          14,102      1,031,805         (42,337)       829,431
                                          ----------     ----------      ----------     ----------      ----------     ----------
            Net change in contract
               owners' equity...........   1,059,426      2,103,316         107,491      1,372,949         140,328      1,088,991
Contract owners' equity:
  Beginning of period...................   7,980,968      5,877,652       4,202,319      2,829,370       2,826,414      1,737,423
                                          ----------     ----------      ----------     ----------      ----------     ----------
  End of period.........................  $9,040,394     $7,980,968      $4,309,810     $4,202,319      $2,966,742     $2,826,414
                                          ==========     ==========      ==========     ==========      ==========     ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                              CORE GROWTH                  GROWTH & INCOME                 S&P 500 INDEX
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                       -------------------------      -------------------------      --------------------------
                                          1998         1997(a)           1998         1997(a)           1998          1997(a)
                                       ----------     ----------      ----------     ----------      -----------     ----------
Investment activity:
  Reinvested dividends...............  $        0     $      677      $   60,145     $   17,879      $   187,262     $   80,558
  Risk & administrative expense
     (note 4)........................     (16,008)       (12,251)        (58,966)       (15,025)         (65,983)       (13,199)
                                       ----------     ----------      ----------     ----------      -----------     ----------
       Net investment activity.......     (16,008)       (11,574)          1,179          2,854          121,279         67,359
                                       ----------     ----------      ----------     ----------      -----------     ----------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains........           0              0               0        188,226          457,759        214,773
     Realized gain (loss)............       4,074         (1,492)        (31,303)        15,141           94,319         18,269
     Unrealized gain (loss)..........     147,453        (10,224)        286,998        252,549        1,128,994         (1,444)
                                       ----------     ----------      ----------     ----------      -----------     ----------
          Net gain (loss) on
            investments..............     151,527        (11,716)        255,695        455,916        1,681,072        231,598
                                       ----------     ----------      ----------     ----------      -----------     ----------
            Net increase (decrease)
               in contract owners'
               equity from
               operations............     135,519        (23,290)        256,874        458,770        1,802,351        298,957
                                       ----------     ----------      ----------     ----------      -----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments......     315,440      1,316,710       1,767,790      2,115,562        3,550,150      1,870,709
     Transfers from fixed & other
       subaccounts...................     320,848      1,012,047       2,890,406      1,542,997        4,851,282        993,810
                                       ----------     ----------      ----------     ----------      -----------     ----------
                                          636,288      2,328,757       4,658,196      3,658,559        8,401,432      2,864,519
                                       ----------     ----------      ----------     ----------      -----------     ----------
  Redemptions:
     Withdrawals & surrenders
       (note 5)......................      70,806         35,495         463,117         31,579          616,453         42,369
     Annuity & death benefit
       payments......................       3,721          4,808          68,077          7,519           60,889          1,497
     Transfers to fixed & other
       subaccounts...................     581,882        657,913       1,167,686        190,924        1,458,064        243,925
                                       ----------     ----------      ----------     ----------      -----------     ----------
                                          656,409        698,216       1,698,880        230,022        2,135,406        287,791
                                       ----------     ----------      ----------     ----------      -----------     ----------
       Net equity transactions.......     (20,121)     1,630,541       2,959,316      3,428,537        6,266,026      2,576,728
                                       ----------     ----------      ----------     ----------      -----------     ----------
          Net change in contract
            owners' equity...........     115,398      1,607,251       3,216,190      3,887,307        8,068,377      2,875,685
Contract owners' equity:
  Beginning of period................   1,607,251              0       3,887,307              0        2,875,685              0
                                       ----------     ----------      ----------     ----------      -----------     ----------
  End of period......................  $1,722,649     $1,607,251      $7,103,497     $3,887,307      $10,944,062     $2,875,685
                                       ==========     ==========      ==========     ==========      ===========     ==========

                                         SOCIAL AWARENESS
                                            SUBACCOUNT
                                       ---------------------
                                         1998       1997(a)
                                       --------     --------
Investment activity:
  Reinvested dividends...............  $  3,337     $  1,543
  Risk & administrative expense
     (note 4)........................    (6,311)        (893)
                                       --------     --------
       Net investment activity.......    (2,974)         650
                                       --------     --------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains........         0       41,906
     Realized gain (loss)............   (36,029)       3,569
     Unrealized gain (loss)..........  (166,905)     (48,651)
                                       --------     --------
          Net gain (loss) on
            investments..............  (202,934)      (3,176)
                                       --------     --------
            Net increase (decrease)
               in contract owners'
               equity from
               operations............  (205,908)      (2,526)
                                       --------     --------
Equity transactions:
  Sales:
     Contract purchase payments......   236,842      209,214
     Transfers from fixed & other
       subaccounts...................   241,588      371,231
                                       --------     --------
                                        478,430      580,445
                                       --------     --------
  Redemptions:
     Withdrawals & surrenders (note
       5)............................    13,191          926
     Annuity & death benefit
       payments......................     4,845          903
     Transfers to fixed & other
       subaccounts...................   196,683       64,978
                                       --------     --------
                                        214,719       66,807
                                       --------     --------
       Net equity transactions.......   263,711      513,638
                                       --------     --------
          Net change in contract
            owners' equity...........    57,803      511,112
Contract owners' equity:
  Beginning of period................   511,112            0
                                       --------     --------
  End of period......................  $568,915     $511,112
                                       ========     ========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc. (The Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or
    4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

    Investments are valued at the net asset value of fund shares held at December 31, 1998. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

    ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1998 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                                MONEY                                                    CAPITAL
                                 EQUITY        MARKET         BOND          OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               -----------   -----------   -----------   -----------   -------------   ------------   -----------
Aggregate Cost...............  $36,685,824   $4,310,280    $5,083,482    $31,492,050    $30,607,967    $11,568,613    $7,391,027
Number of Shares.............    1,420,481      431,028       480,156      1,872,213      2,187,809        924,598       436,776

                                    GLOBAL      AGGRESSIVE       CORE        GROWTH &       S&P 500       SOCIAL
                                  CONTRARIAN      GROWTH        GROWTH        INCOME         INDEX       AWARENESS
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $4,624,478    $2,858,121    $1,585,420    $6,563,950    $9,816,512    $  784,470
Number of Shares................     400,838       266,099       163,470       521,128       768,868        64,657

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1998 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT      VALUE
                                                              ------------------    --------------    ----------
EQUITY SUBACCOUNT
  Combination...............................................     17,170.8220          147.545413      $2,533,476
  Back Load.................................................      1,141.0993           75.263201      $   85,883

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY SUBACCOUNT (CONT.)
     Top I..................................................       23,800.6431        65.316911       $ 1,554,585
     Top Tradition..........................................      670,583.5364        55.144099       $36,958,607
     Top Plus...............................................      509,665.1861        18.458779       $ 9,407,797
MONEY MARKET SUBACCOUNT
     VIA....................................................        8,367.7186        28.352494       $   237,245
     Top I..................................................        4,310.5954        21.499933       $    92,678
     Top Tradition..........................................       54,060.1400        19.267463       $ 1,041,602
     Top Plus...............................................      163,872.3812        12.321496       $ 2,019,153
BOND SUBACCOUNT
     Top I..................................................        2,868.5673        31.215693       $    89,544
     Top Tradition..........................................      122,869.5862        26.141439       $ 3,211,988
     Top Plus...............................................      133,932.9534        12.919987       $ 1,730,412
OMNI SUBACCOUNT
     Top I..................................................       24,611.1329        40.545640       $   997,875
     Top Tradition..........................................      724,292.1261        40.290085       $29,181,791
     Top Plus...............................................      558,182.7632        16.898733       $ 9,432,581
INTERNATIONAL SUBACCOUNT
     Top I..................................................       12,487.7461        17.278635       $   215,771
     Top Tradition..........................................    1,021,071.6006        17.278635       $17,642,724
     Top Plus...............................................      673,378.6446        15.241954       $10,263,606
CAPITAL APPRECIATION SUBACCOUNT
     Top I..................................................        1,541.6450        15.538473       $    23,955
     Top Tradition..........................................      366,129.8518        15.538473       $ 5,689,099
     Top Plus...............................................      358,863.4713        17.357724       $ 6,229,053
SMALL CAP SUBACCOUNT
     Top Tradition..........................................      236,230.7216        16.668731       $ 3,937,667
     Top Plus...............................................      233,679.7599        21.836411       $ 5,102,727
GLOBAL CONTRARIAN SUBACCOUNT
     Top Tradition..........................................      111,351.6484        12.697451       $ 1,413,882
     Top Plus...............................................      212,243.8704        13.644341       $ 2,895,928
AGGRESSIVE GROWTH SUBACCOUNT
     Top Tradition..........................................      104,678.5702        12.422862       $ 1,300,407
     Top Plus...............................................      111,020.5326        15.009251       $ 1,666,335
CORE GROWTH SUBACCOUNT
     Top Tradition..........................................       97,692.3085        10.318290       $ 1,008,017
     Top Plus...............................................       68,986.1086        10.359066       $   714,632
GROWTH & INCOME SUBACCOUNT
     Top Tradition..........................................      270,509.7143        14.309421       $ 3,870,837
     Top Plus...............................................      223,831.9904        14.365899       $ 3,215,548
S&P 500 INDEX SUBACCOUNT
     Top Tradition..........................................      342,015.7503        16.757375       $ 5,731,286
     Top Plus...............................................      297,408.9657        16.823468       $ 5,003,450
SOCIAL AWARENESS SUBACCOUNT
     Top Tradition..........................................       35,227.9645         9.537309       $   335,980
     Top Plus...............................................       24,327.4002         9.574986       $   232,935

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.05% for mortality and expense risk on an annual basis.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2-1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

    Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $35 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Total contract charges for the Account amounted to approximately $90,000 during 1998.

(6) FEDERAL INCOME TAXES

    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

[KPMG LOGO]




                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                          (a wholly-owned subsidiary of
                     Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 1998 and 1997

                    With Independent Auditors' Report Thereon

                               [KPMG LETTERHEAD]




                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly-owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (the Company) as of December 31, 1998 and 1997, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the consolidated financial statements of the Company taken as a whole. The consolidating information included in Schedules 1 and 2 is presented for purposes of additional analysis of the consolidated financial statements rather than to present the financial position, results of operations, and cash flows of the individual companies. The consolidating information has been subjected to the auditing procedures applied in the audits of the consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the consolidated financial statements taken as a whole.


/s/ KPMG LLP

Cincinnati, Ohio
January 29, 1999

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 1998 and 1997

                      (in thousands, except share amounts)

                                      ASSETS                            1998               1997
                                                                     ------------       -----------
Investments (notes 5, 9 and 10):
    Securities available-for-sale, at fair value:
       Fixed maturities                                               $2,600,552         2,687,847
       Equity securities                                                  93,649            81,983
    Fixed maturities held-to-maturity, at amortized cost                 679,528           724,892
    Mortgage loans on real estate, net                                 1,144,424         1,230,256
    Real estate, net                                                       8,724            21,820
    Policy loans                                                          40,810           153,348
    Other long-term investments                                           41,697            42,539
    Short-term investments                                                98,315            37,509
                                                                      ----------        ----------
             Total investments                                         4,707,699         4,980,194

Cash                                                                       9,451            14,012
Accrued investment income                                                 58,388            64,079
Deferred policy acquisition costs                                        183,281           250,942
Reinsurance recoverable                                                   75,394            61,862
Other assets                                                              35,034            42,683
Assets held in Separate Accounts                                       1,154,576           916,790
Closed block assets (note 2)                                             636,083                 -
                                                                      ==========        ==========
             Total assets                                             $6,859,906         6,330,562
                                                                      ==========        ==========

                             LIABILITIES AND EQUITY
Future policy benefits and claims (note 6)                            $3,968,009         4,445,474
Policyholders' dividend accumulations                                     46,276            62,423
Other policyholder funds                                                  13,604            17,069
Note payable (net of unamortized discount of $722 in 1998
    and $766 in 1997) (note 7)                                            84,278            84,234
Federal income taxes (note 8):
    Current                                                               21,230            12,658
    Deferred                                                              67,482            65,380
Other liabilities                                                        130,208           117,537
Liabilities related to Separate Accounts                               1,107,049           887,542
Closed block liabilities (note 2)                                        713,162                 -
                                                                      ----------        ----------
             Total liabilities                                        $6,151,298         5,692,317
                                                                      ----------        ----------
Equity (notes 3 and 12):
    Class A Common stock, $1 par value. 10,000,000 authorized,
       issued and outstanding                                             10,000                 -
    Accumulated other comprehensive income                               107,444           102,956
    Retained earnings                                                    591,164           535,289
                                                                      ----------        ----------
             Total equity                                                708,608           638,245
Commitments and contingencies (notes 10 and 14)
                                                                      ----------        ----------
             Total liabilities and equity                             $6,859,906         6,330,562
                                                                      ==========        ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 1998, 1997 and 1996

                                 (in thousands)



                                                               1998               1997              1996
                                                           ------------       ------------      ------------
Revenues (note 15):
    Traditional life insurance premiums                      $  96,423           116,402           113,176
    Accident and health insurance premiums                      25,183            23,921            23,478
    Annuity premiums and charges                                45,386            37,630            28,757
    Universal life policy charges                               59,743            50,991            42,304
    Net investment income (note 5)                             376,403           390,547           370,702
    Net realized gains on investments (note 5)                   1,693            12,500             8,761
    Other income                                                 3,113             2,265             1,861
    Contribution from the closed block (note 2)                  5,851                 -                 -
                                                             ---------         ---------         ---------
                                                               613,795           634,256           589,039
                                                             ---------         ---------         ---------

Benefits and expenses:
    Benefits and claims                                        389,579           398,598           379,116
    Provision for policyholders' dividends on
       participating policies (note 12)                         20,792            25,399            26,996
    Amortization of deferred policy acquisition costs           19,351            23,108            19,341
    Other operating costs and expenses                          75,698            80,792            71,111
                                                             ---------         ---------         ---------
                                                               505,420           527,897           496,564
                                                             ---------         ---------         ---------
             Income before Federal income taxes                108,375           106,359            92,475
                                                             ---------         ---------         ---------

Federal income taxes (note 8):
    Current expense                                             40,824            41,373            37,443
    Deferred benefit                                              (324)           (2,101)           (4,571)
                                                             ---------         ---------         ---------
                                                                40,500            39,272            32,872
                                                             ---------         ---------         ---------
             Net income                                      $  67,875            67,087            59,603
                                                             =========         =========         =========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Equity
                  Years ended December 31, 1998, 1997 and 1996
                                 (in thousands)

                                                              ACCUMULATED
                                                                 OTHER
                                                 COMMON      COMPREHENSIVE       RETAINED          TOTAL
                                                  STOCK          INCOME          EARNINGS          EQUITY
                                               ----------    -------------      ----------        ---------
1996:
  Balance, beginning of year                    $      -          85,844          408,599          494,443
  Comprehensive income:
     Net income                                        -               -           59,603           59,603
     Other comprehensive loss (note 4)                 -         (39,037)               -          (39,037)
                                                                                                  --------
  Total comprehensive income                                                                        20,566
                                                --------        --------         --------         --------
  Balance, end of year                          $      -          46,807          468,202          515,009
                                                ========        ========         ========         ========

1997:
  Balance, beginning of year                    $      -          46,807          468,202          515,009
  Comprehensive income:
     Net income                                        -               -           67,087           67,087
     Other comprehensive income (note 4)               -          56,149                -           56,149
                                                                                                  --------
  Total comprehensive income                                                                       123,236
                                                --------        --------         --------         --------
  Balance, end of year                          $      -         102,956          535,289          638,245
                                                ========        ========         ========         ========

1998:
  Balance, beginning of year                    $      -         102,956          535,289          638,245
  Stock issuance                                  10,000               -          (10,000)               -
  Dividends paid                                       -               -           (2,000)          (2,000)
  Comprehensive income:
     Net income                                        -               -           67,875           67,875
     Other comprehensive income (note 4)               -           4,488                -            4,488
                                                                                                  --------
  Total comprehensive income                                                                        72,363
                                                --------        --------         --------         --------
  Balance, end of year                          $ 10,000         107,444          591,164          708,608
                                                ========        ========         ========         ========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1998, 1997 and 1996

                                 (in thousands)

                                                                                  1998                1997                 1996
                                                                             -------------        --------------       -------------
Cash flows from operating activities:
    Net income                                                                $    67,875              67,087              59,603
    Adjustments to reconcile net income to net cash
       provided by operating activities:
          Capitalization of deferred policy acquisition costs                     (51,502)            (48,507)            (43,711)
          Amortization of deferred policy acquisition costs                        19,351              23,108              19,341
          Amortization and depreciation                                              (278)              4,342               1,095
          Realized gains on invested assets, net                                   (1,693)            (12,500)             (8,761)
          Deferred Federal income tax (benefit)                                      (324)             (2,101)             (4,571)
          (Increase) decrease in accrued investment income                          5,691              (1,740)                789
          (Increase) decrease in other assets                                      (6,383)            (14,548)              3,169
          Net increase in separate accounts                                       (18,279)            (16,011)               (958)
          Increase in policyholder account balances                                36,161              40,843              20,249
          (Decrease) increase in policyholders' dividend
             accumulations and other funds                                        (19,612)               (243)                 28
          Increase (decrease) in current Federal income tax payable                 8,572              (2,149)             (6,842)
          Increase in other liabilities                                            16,032               3,603              11,134
          Other, net                                                              (15,403)              1,946               1,885
          Closed block activity                                                   (11,268)                  -                   -
                                                                              -----------         -----------         -----------
                  Net cash provided by operating activities                        28,940              43,130              52,450
                                                                              -----------         -----------         -----------
Cash flows from investing activities:
    Proceeds from maturity of fixed maturities available-for-sale                  11,167             298,686             145,554
    Proceeds from sale of fixed maturities available-for-sale                     188,333              51,770              74,977
    Proceeds from sale of equity securities                                         9,603               4,996              15,001
    Proceeds from maturity of fixed maturities held-to-maturity                   103,534              75,530              57,129
    Proceeds from repayment of mortgage loans on real estate                      182,845             180,745             140,831
    Proceeds from sale of real estate                                              15,906              19,078               4,181
    Cost of fixed maturities available-for-sale acquired                         (293,287)           (367,027)           (331,991)
    Cost of equity securities acquired                                             (9,425)             (7,205)             (4,000)
    Cost of fixed maturities held-to-maturity acquired                           (121,886)           (110,982)            (76,022)
    Cost of mortgage loans on real estate acquired                               (197,021)           (321,914)           (332,088)
    Cost of real estate acquired                                                     (846)             (1,310)               (836)
    Change in policy loans, net                                                    (4,321)               (620)             (4,045)
    Change in other assets, net                                                     5,253                 312              (2,149)
    Change in closed block investments, net                                       (49,658)                  -                   -
                                                                              -----------         -----------         -----------
                  Net cash used in investing activities                          (159,803)           (177,941)           (313,458)
                                                                              -----------         -----------         -----------
Cash flows from financing activities:
    Increase in universal life and investment product account balances          1,133,125           1,000,919             973,793
    Decrease in universal life and investment product account balances           (940,656)           (884,395)           (745,546)
    Proceeds from note issue                                                            -                   -              49,340
    Repayment of note                                                                   -                   -             (16,477)
    Dividends to shareholders                                                      (2,000)                  -                   -
    Other, net                                                                     (3,361)                 80                  68
                                                                              -----------         -----------         -----------
                  Net cash provided by financing activities                       187,108             116,604             261,178
                                                                              -----------         -----------         -----------
Net increase (decrease) in cash and cash equivalents                               56,245             (18,207)                170
Cash and cash equivalents, beginning of year                                       51,521              69,728              69,558
                                                                              -----------         -----------         -----------
Cash and cash equivalents, end of year                                        $   107,766              51,521              69,728
                                                                              ===========         ===========         ===========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)

(1)    ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION

       The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly-owned stock life insurance subsidiary included in the consolidated financial statements. The Company's other wholly-owned subsidiaries are not life insurance enterprises and are included in the consolidated financial statements on an equity basis. These non-insurance subsidiaries are not material to the Company's consolidated results of operations or financial position. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

       On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The plan of reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance and became effective on August 1, 1998 (Effective Date). As part of the reorganization (see footnote (1)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

       ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed and undergoes periodic examinations by those departments.

       The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see Note 3).

       (a)    VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of equity that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




       (b)    REVENUES AND BENEFITS

              Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

              Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

       (c)    DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see Note 2(a)).


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       (d)    SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Amounts provided by the Company to establish Separate Account investment portfolios, seed money, are not included in Separate Account liabilities.

       (e)    FUTURE POLICY BENEFITS

              Future policy benefits for traditional life have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities (see Note 6).

              Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' aggregate account values.

       (f)    PARTICIPATING BUSINESS

              Participating business represents approximately 41% of the Company's ordinary life insurance in force in 1998. In 1997 and 1996, participating business represented approximately 42% and 43%, respectively, of the Company's ordinary life insurance in force. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for in future policy benefits based on dividend scales in effect as of December 31, 1998.

       (g)    REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

       (h)    FEDERAL INCOME TAX

              The Company is included as part of the consolidated Federal income tax return of its ultimate parent, OHMH. The Company uses the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




       (i)    CASH EQUIVALENTS

              For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

       (j)    USE OF ESTIMATES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

              The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims and contingencies, and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

       (k)    CLOSED BLOCK

              The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company will not be required to support the payment of dividends on Closed Block policies from its general funds.

              The financial information of the Closed Block, while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charges to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



Summarized financial information of the Closed Block as of December 31, 1998 and for the five months ended December 31, 1998, is as follow:


Closed Block assets:
     Fixed maturity securities available-for-sale, at fair value (amortized cost of         $
        $215,144)                                                                                 233,722
     Fixed maturity securities held-to-maturity, at amortized cost                                 70,000
     Short-term investments, at fair value                                                          3,615
     Mortgage loans on real estate, net                                                           100,756
     Policy loans                                                                                 116,745
     Accrued investment income                                                                      6,008
     Other assets                                                                                  10,528
     Reinsurance recoverable                                                                        2,871
     Deferred policy acquisition costs                                                             91,838
                                                                                               -----------
                                                                                            $     636,083
                                                                                               ===========

Closed Block liabilities:
     Future policy benefits and claims                                                            675,498
     Other policyowner funds                                                                        3,656
     Policyholders' dividend accumulations                                                         27,506
     Deferred Federal income tax liability                                                          6,502
                                                                                               -----------
                                                                                            $     713,162
                                                                                               ===========

Closed Block revenues and expenses:
     Traditional life insurance premiums                                                           31,731
     Net investment income                                                                         19,941
     Net realized gains on investments                                                                210
     Other income                                                                                      34
     Benefits and claims                                                                         (32,640)
     Amortization of deferred acquisition costs                                                   (4,187)
     Other operating costs and expenses                                                           (2,386)
     Provision for policyholders' dividends on participating policies                             (6,852)
                                                                                               -----------

      Income before Federal income taxes   (1)                                              $       5,851
                                                                                               ===========

(1) Represents contribution from the Closed Block.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       (l)    EMERGING ACCOUNTING ISSUES

              On January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information" (SFAS 131). SFAS 131 establishes standards for public companies to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 did not affect the results of operations of the Company or financial position.
              The segment information required by SFAS 131 is in note 15.

              On January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits" (SFAS 132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. SFAS 132 does not change the measurement or recognition of benefit plans in the consolidated financial statements. The revised disclosures required by SFAS 132 are included in Note 11.

              In March 1998, the American Institute of Certified Public Accountants' Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". SOP 98-1 provides guidance on the appropriate accounting treatment for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998 with earlier application encouraged. The Company does not believe that the adoption of SOP 98-1 will have a material impact on consolidated results of operations or financial condition.

              In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and that those assets or liabilities be measured at fair value. SFAS 133 is effective for all fiscal quarters of fiscal years beginning after June 15, 1999, with earlier application permitted. The Company is currently reviewing the requirements of this Statement and evaluating what, if any, impact it will have on consolidated results of operations and financial condition.

       (m)    RECLASSIFICATIONS

              Certain amounts in the 1997 and 1996 consolidated financial statements have been reclassified to conform with 1998 presentation.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)

(3)    BASIS OF PRESENTATION

       The accompanying consolidated financial statements have been prepared in accordance with GAAP which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, insurance subsidiaries, filed with the Department of Insurance of the State of Ohio, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
       (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

       The statutory basis net income and capital and surplus of ONLIC and ONLAC after intercompany eliminations included in the accompanying consolidated financial statements was $51,900, $53,696 and $44,503 for the years ended December 31, 1998, 1997 and 1996, respectively and $408,928 and $362,565 as of December 31, 1998 and 1997, respectively.


(4)    COMPREHENSIVE INCOME

       Pursuant to Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income", the Consolidated Statements of Shareholders' Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within a separate component of shareholders' equity that bypass net income. The components of other comprehensive income, including the related Federal tax amounts, were as follows for the years ended December 31:


                                                                          1998             1997              1996
                                                                        --------         --------         --------
Unrealized gains (losses) on securities available-for-sale
arising during the period:
          Net of adjustment to deferred policy acquisition costs        $ 11,418           86,670          (52,485)
          Related Federal tax (expense) benefit                           (4,003)         (30,335)          18,370
                                                                        --------         --------         --------
                        Net                                                7,415           56,335          (34,115)
                                                                        --------         --------         --------
Less:
Reclassification adjustment for net (gains) losses on
securities available-for-sale realized during the period:
          Gross                                                            4,504              287            7,572
          Related Federal tax expense (benefit)                           (1,577)            (101)          (2,650)
                                                                        --------         --------         --------
                        Net                                                2,927              186            4,922
                                                                        --------         --------         --------

Total other comprehensive income (loss)                                 $  4,488           56,149          (39,037)
                                                                        ========         ========         ========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


(5)    INVESTMENTS

       An analysis of investment income and realized gains/(losses) by investment type follows for the years ended December 31:

                                                                                                   REALIZED GAINS (LOSSES)
                                                            INVESTMENT INCOME                           ON INVESTMENTS
                                                  ---------------------------------------   ---------------------------------------
                                                    1998           1997          1996          1998          1997          1996
                                                  ----------     ---------    -----------   -----------    ----------    ----------
         Securities available-for-sale:
            Fixed maturities                   $   204,171       207,377       203,271    $    (2,132)        2,056         3,168
            Equity securities                        2,638         2,793         4,021            178            38         4,077
         Fixed maturities held-to-maturity          59,524        62,348        61,509          5,325         2,539         1,304
         Mortgage loans on real estate             106,418       103,566        89,391            371         1,863         1,262
         Real estate                                 2,334         6,123         8,693          2,416         4,418          (605)
         Policy loans                                7,820         9,834         9,420              -             -             -
         Short-term                                    167         5,010         3,419              -             -             -
         Other                                       6,553         6,612         5,042         (4,558)         (387)       (1,434)
                                                  ----------     ----------    ----------    ----------    ----------    ----------
                Total                              389,625       403,663       384,766          1,600        10,527         7,772

         Investment expenses                       (13,222)      (13,116)      (14,064)
         Change in valuation allowances:
              Mortgage loans on real estate                                                        93           (63)          926
              Real estate and other                                                                 -         2,036            63
                                                                                             ----------    ----------    ----------
                                                                                                   93         1,973           989
                                                  -----------   -----------   -----------
                Net investment  income         $   376,403       390,547       370,702
                                                  ===========   ===========   ===========
                Net realized gains on
                                                                                             ----------    ----------    ----------
                  investments                                                             $     1,693        12,500         8,761
                                                                                             ==========    ==========    ==========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


       The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                                              DECEMBER 31, 1998
                                                      ---------------------------------------------------------------------
                                                                            GROSS             GROSS
                                                        AMORTIZED         UNREALIZED        UNREALIZED          ESTIMATED
                                                           COST             GAINS             LOSSES           FAIR VALUE
                                                      -------------     --------------     -------------      -------------
Securities available-for-sale
-----------------------------
  Fixed maturities:
     U.S. Treasury securities and obligations of
         U.S. government operations and agencies        $  121,670            13,584                  -            135,254
     Obligations of states and political
         subdivisions                                       84,564             9,671                (40)            94,195
     Debt securities issued by foreign
         governments                                         2,888               735                  -              3,623
     Corporate securities                                1,593,332           123,019            (15,528)         1,700,823
     Mortgage-backed securities                            631,745            35,670               (758)           666,657
                                                        ----------        ----------         ----------         ----------
            Total fixed maturities                      $2,434,199           182,679            (16,326)         2,600,552
                                                        ==========        ==========         ==========         ==========
  Equity securities                                     $   42,457            54,234             (3,042)            93,649
                                                        ==========        ==========         ==========         ==========

Fixed maturity securities held-to-maturity
------------------------------------------
  Obligations of states and political                   $   10,265               825               (179)            10,911
     subdivisions
  Corporate securities                                     654,447            67,185               (529)           721,102
  Mortgage-backed securities                                14,816             1,233                  -             16,049
                                                        ----------        ----------         ----------         ----------
                                                        $  679,528            69,243               (708)           748,062
                                                        ==========        ==========         ==========         ==========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



                                                                                 DECEMBER 31, 1997
                                                             -----------------------------------------------------------
                                                                                GROSS         GROSS
                                                              AMORTIZED      UNREALIZED     UNREALIZED     ESTIMATED
                                                                 COST           GAINS         LOSSES       FAIR VALUE
                                                             -------------  -------------- ------------- ---------------
        Securities available-for-sale
        -----------------------------
          Fixed maturities:
             U.S. Treasury securities and obligations of
                 U.S. government operations and agencies     $    125,785          7,976          (184)         133,577
             Obligations of states and political
                 subdivisions                                      53,646          4,449           (90)          58,005
             Corporate securities                               1,657,487        128,028        (1,565)       1,783,950
             Mortgage-backed securities                           688,343         25,142        (1,170)         712,315
                                                             -------------  -------------- ------------- ---------------
                    Total fixed maturities                   $  2,525,261        165,595        (3,009)       2,687,847
                                                             =============  ============== ============= ===============
          Equity securities                                  $     41,423         41,369          (809)          81,983
                                                             =============  ============== ============= ===============

        Fixed maturity securities held-to-maturity
        ------------------------------------------
          Obligations of states and political subdivisions   $     15,018          1,551          (403)          16,166

          Corporate securities                                    695,480         69,463        (3,248)         761,695
          Mortgage-backed securities                               14,394            775           (47)          15,122
                                                             -------------  -------------- ------------- ---------------
                                                             $    724,892         71,789        (3,698)         792,983
                                                             =============  ============== ============= ===============

       The components of unrealized gains on securities available-for-sale, net, were as follows for the years ended December 31:

                                                                       1998            1997
                                                                    -----------     -----------

         Gross unrealized gain                                   $     217,545         203,146
         Adjustment to deferred policy acquisition costs               (48,834)        (41,350)
         Deferred Federal income tax                                   (61,267)        (58,840)
                                                                    -----------     -----------
                                                                 $     107,444         102,956
                                                                    ===========     ===========

       The net unrealized gain on securities available-for-sale includes a net unrealized gain on equity securities of $30,823 in 1998 ($24,715 in 1997) and a net unrealized gain on fixed maturities of $76,621 in 1998 ($78,241 in 1997).


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


       An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                        1998          1997             1996
                                                      ----------    ----------     -----------

         Securities available-for-sale:
             Fixed maturities                      $      3,767        91,601        (95,101)
             Equity securities                           10,632        15,972          4,769
         Fixed maturities held-to-maturity                  444        14,217        (39,811)

       The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                       FIXED MATURITY SECURITIES
                                                    -----------------------------------------------------------------
                                                          AVAILABLE-FOR-SALE                 HELD-TO-MATURITY
                                                    -------------------------------    ------------------------------
                                                     AMORTIZED         ESTIMATED         AMORTIZED        ESTIMATED
                                                        COST           FAIR VALUE          COST          FAIR VALUE
                                                    -------------     -------------    --------------    ------------

         Due in one year or less                 $        48,114            49,448            27,847           29,841
         Due after one year through five years           518,076           544,771           197,361          211,673
         Due after five years through ten years          814,285           856,819           308,397          337,787
         Due after ten years                           1,053,724         1,149,514           145,923          168,761
                                                    -------------     -------------    --------------    ------------
                                                 $     2,434,199         2,600,552           679,528          748,062
                                                    =============     =============    ==============    ============

       Proceeds from the sale of securities available-for-sale (excludes calls) during 1998, 1997 and 1996 were $3,186, $51,770, and $74,977, respectively. Gross gains of $0 ($203 in 1997 and $1,667 in 1996) and gross losses of $38 ($283 in 1997 and $534 in 1996) were realized on those sales.

       Investments with an amortized cost of $11,750 and $7,700 as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

       Real estate is presented at cost less accumulated depreciation of $1,730 in 1998 ($11,172 in 1997) and valuation allowances of $0 in 1998 and 1997.

       The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans on real estate in 1998 and one mortgage loan on real estate of $570 in process of foreclosure as of December 31, 1998.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



(6)    FUTURE POLICY BENEFITS AND CLAIMS

       The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 93% of the total liability for future policy benefits as of December 31, 1998 and approximately 68% of the total liability for future policy benefits as of December 31, 1997) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.7%, 6.8% and 6.8% for the years ended December 31, 1998, 1997 and 1996, respectively.

       The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

               Interest rates:  Interest rates vary as follows:

                       YEAR OF ISSUE                     INTEREST RATE
                       -------------                     -------------

                       1998, 1997 and 1996               4 - 5.5%
                       1995 and prior                    2.25 - 6.0%

               Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience

               Mortality: Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.


(7)    NOTES PAYABLE

       On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. Total interest paid was $7,356, $7,356 and $6,290 during the years ended December 31, 1998, 1997 and 1996, respectively.

       The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department of Insurance of the State of Ohio. All issuance costs have been capitalized and are being amortized over the terms of the notes.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




(8)    FEDERAL INCOME TAX

       Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 1998.

       Total income taxes for the years ended December 31, 1998, 1997 and 1996 were allocated as follows:

                                                                 1998             1997            1996
                                                              ------------     -----------     -----------

         Operations                                        $      40,500           39,272          32,872
         Unrealized gains (loss) on securities
             available for sale                                    2,426           30,324         (22,045)
                                                              ------------     -----------     -----------
                                                           $      42,926           69,596          10,827
                                                              ============     ===========     ===========



       Total Federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:

                                              1998                     1997                     1996
                                      ----------------------   ----------------------   ----------------------
                                        AMOUNT         %         AMOUNT        %          AMOUNT         %
                                      -----------   --------   -----------  ---------   -----------   --------
        Computed (expected)
             tax expense            $     37,931      35.0         37,226     35.0          32,366      35.0
        Differential earnings              1,232       1.1          3,720      3.5           3,616       3.9
        Dividends received
             deduction and tax
             exempt interest              (1,279)     (1.1)        (1,406)    (1.3)         (1,440)     (1.6)
        Other, net                         2,616       2.4           (268)    (0.3)         (1,670)     (1.8)
                                      -----------   --------   -----------  ---------   -----------   --------
                                    $     40,500      37.4         39,272     36.9          32,872      35.5
                                      ===========   ========   ===========  =========   ===========   ========

       Included in other, net in 1998 are non-deductible expenses related to the reorganization to a mutual holding company structure.

       Total Federal income tax paid was $32,251, $43,522 and $44,823 (net of refunds of $6,661, $0 and $0) during the years ended December 31, 1998, 1997 and 1996, respectively.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




       The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 relate to the following:

                                                                                         1998           1997
                                                                                      -----------    -----------
         Deferred tax assets:
              Future policy benefits                                               $     64,968         57,903
              Mortgage loans on real estate                                               3,130          1,986
              Other assets and liabilities                                               12,722         14,063
                                                                                      -----------    -----------
                       Total gross deferred tax assets                                   80,820         73,952
                                                                                      -----------    -----------


         Deferred tax liabilities:
              Fixed maturity securities available-for-sale                               59,115         57,290
              Deferred policy acquisition costs                                          70,311         66,844
              Other fixed maturities, equity securities and other
                  long-term investments                                                  17,523         14,286
              Other                                                                       1,353            912
                                                                                      -----------    -----------
                       Total gross deferred tax liabilities                             148,302        139,332
                                                                                      -----------    -----------
                       Net deferred tax liability                                  $     67,482         65,380
                                                                                      ===========    ===========



       The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 1998 and 1997. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 1998.

(9)    DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

       Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

             CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the balance sheets for these instruments approximate their fair value.

             INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities are the same as market value. Market value generally represents quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

             SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

             MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

             INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

             NOTE PAYABLE - The fair value for the note payable was determined by discounting the scheduled cash flows of the note using a market rate applicable to the yield, credit quality and maturity of a similar debt instrument.

             POLICYHOLDERS' DIVIDEND ACCUMULATION AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       The carrying amount and estimated fair value of financial instruments subject to SFAS 107 were as follows as of December 31:

                                                                     1998                           1997
                                                         -----------------------------  -----------------------------
                                                           CARRYING        ESTIMATED       CARRYING      ESTIMATED
                                                            AMOUNT        FAIR VALUE        AMOUNT      FAIR VALUE
                                                         --------------  --------------  ------------- --------------
        ASSETS
           Investments:
             Securities available-for-sale:
                Fixed maturities                       $    2,600,552        2,600,552      2,687,847      2,687,847
                Equity securities                              93,649           93,649         81,983         81,983
             Fixed maturities held-to-maturity                679,528          748,062        724,892        792,983
             Mortgage loans on real estate                  1,144,424        1,242,109      1,230,256      1,324,735
             Policy loans                                      40,810           40,810        153,348        153,348
             Short-term investments                            98,315           98,315         37,509         37,509
           Cash                                                 9,451            9,451         14,012         14,012
           Assets held in Separate Accounts                 1,154,576        1,154,576        916,790        916,790

        LIABILITIES
           Guaranteed investment contracts             $    1,094,242        1,096,184      1,041,271      1,050,429
           Individual deferred annuity contracts            1,076,504        1,063,799      1,088,355      1,056,643
           Other annuity contracts                            898,781          945,694        921,100        957,977
           Note payable                                        84,278           92,732         84,234         95,544
           Dividend accumulations and
             other policyholder funds                          59,880           59,880         79,492         79,492
           Liabilities related to separate accounts         1,107,049        1,107,049        887,542        887,542


(10)   ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

       (a)    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

              The Company is a party to financial instruments with off-balance-sheet risk in a normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $229,000 and $144,000 as of December 31, 1998 and 1997, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       (b)    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

              Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio, and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 1998. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 1998 and 1997:

                                                                       1998           1997
                                                                   -------------  -------------
        Mortgage assets by type
        -----------------------
             Retail                                             $       329,040        332,621
             Office                                                     294,183        345,313
             Apartment                                                  265,746        297,647
             Industrial                                                 152,840        159,425
             Other                                                      111,243        104,886
                                                                   -------------  -------------
                                                                      1,153,052      1,239,892
                 Less valuation allowances                                8,628          9,636
                                                                   -------------  -------------
                      Total mortgage loans on real estate, net  $     1,144,424      1,230,256
                                                                   =============  =============


(11)   PENSIONS AND OTHER POSTRETIREMENT BENEFITS

       The Company sponsors a funded pension plan covering all home office employees. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service

       The Company currently offers eligible retirees the opportunity to participate in a health plan. The Company has two health plans, one is offered to home office employees, the other is offered to career agents.

           Home Office Employee Health Plan
           --------------------------------

           The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1996, may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 15% of premium for coverage.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



           Career Agents Health Plan
           -------------------------

           Only career agents with contracts effective prior to January 1, 1996, may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

                                                      PENSION BENEFITS                  OTHER BENEFITS
                                                 -------------------------         -------------------------
                                                   1998              1997             1998             1997
                                                 --------         --------         --------         --------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year          $ 45,583           39,047           14,572           14,584
Service cost                                        2,520            2,221              258              301
Interest cost                                       3,131            3,072              333              468
Actuarial gain (loss)                                 738            5,063             (643)            (474)
Benefits paid                                      (5,195)          (3,820)            (282)            (307)
                                                 --------         --------         --------         --------
Benefit obligation at end of year                $ 46,777           45,583           14,238           14,572
                                                 ========         ========         ========         ========

CHANGE IN PLAN ASSETS
Fair value of assets at beginning of year        $ 24,854           24,050                -                -
Actual return on plan assets                        1,335            2,273                -                -
Employer contribution                                 701            1,226                -                -
Benefits paid                                      (3,093)          (2,695)               -                -
                                                 --------         --------         --------         --------
Fair value of assets at end of year              $ 23,797           24,854                -                -
                                                 ========         ========         ========         ========

CALCULATION OF FUNDED STATUS
Funded status                                    $(22,980)         (20,729)         (14,238)         (14,572)
Unrecognized actuarial loss                         9,625            8,687                -                -
Unrecognized prior service cost                      (745)            (812)               -                -
                                                 --------         --------         --------         --------
Net amount recognized                            $(14,100)         (12,854)         (14,238)         (14,572)
                                                 ========         ========         ========         ========


The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose Accumulated Benefit Obligation exceeds Plan Assets.

                                                          PENSION BENEFITS
                                           -------------------------------------------
                                             1998              1997             1996
                                             ----              ----             ----
Projected Benefit Obligation                  18,708           18,299          14,613
Accumulated Benefit Obligation                13,864           14,307          11,396
Assets                                           -                257             243
Minimum Liability                             13,864           14,050          11,153
Accrued Pension Cost                         (10,829)          (9,620)         (9,221)
Unrecognized Transition Obligation             2,620            2,911           3,202


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



WEIGHTED AVERAGE ASSUMPTIONS AS OF DECEMBER 31
                                                          PENSION BENEFITS                OTHER BENEFITS
                                                    --------------------------------    -----------------------------
                                                         1998              1997            1998             1997
                                                    ---------------     ------------    ------------     ------------
Discount rate                                             5.80%            5.90%            6.94%            7.50%
Expected return on plan assets                            9.00%            9.00%             -                -
Rate of compensation increase                             5.70%            5.40%             -                -

For measurement purposes, a nine percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999. The rate was assumed to decrease gradually to five percent for 2001 and remain at that level thereafter.

COMPONENTS OF NET PERIODIC BENEFIT COST
                                                    PENSION BENEFITS                         OTHER BENEFITS
                                          --------------------------------------   -----------------------------------
                                             1998          1997         1996         1998        1997         1996
                                          -----------    ----------   ----------   ---------   ----------  -----------
Service cost                            $   2,520         2,221         2,169         258          301         467
Interest cost                               3,131         3,072         2,896         333          468         768
Expected return on plan assets             (2,087)       (2,037)       (1,860)          -            -           -
Amortization of prior service cost            (67)          (67)          (67)       (504)        (367)       (199)
Recognized actuarial loss                     564           300           384        (139)        (107)          -
                                          -----------    ----------   ----------   ----------  ----------   ----------
Net periodic benefit cost               $   4,061         3,489         3,522         (52)         295       1,036
                                          ===========    ==========   ==========   ==========  ==========   ==========

       The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1998 and 1997 by $236 and $1,078, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1998 and 1997 by $17 and $36, respectively.

       The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the Profit Sharing Plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 1998, 1997, and 1996 were $1,829, $1,825 and $1,614, respectively.

       The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 1998, 1997 and 1996 were $5,697, $3,949 and $2,950, respectively.

 (12)  REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS

       ONLIC and ONLAC exceed the minimum risk-based capital requirements as established by the NAIC as of December 31, 1998.

       The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,648 and $1,673 as of December 31, 1998 and 1997, respectively.

       The payment of dividends by the Company to its participating policyholders is based on the dividend scale declared at least annually by the Company's Board of Directors.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


(13)   BANK LINES OF CREDIT

       As of December 31, 1998 and 1997, ONLIC had a $10,000 unsecured line of credit which was not utilized during 1998 and 1997.

(14)   CONTINGENCIES

       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

       The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company has reinsurance recoverables of $75,394 and $61,862 at December 31, 1998 and 1997, respectively. Ceded premiums approximated 9%, 11%, and 11% of gross earned life and accident and health premiums during 1998, 1997 and 1996, respectively.

 (15)  SEGMENT INFORMATION

       The Company conducts its business in two segments: life and other insurance and annuity and investment products. Life and other insurance includes whole life, universal life, variable universal life, and endowments, as well as term life, health insurance, and other miscellaneous insurance products provided to individuals and groups. All products within this segment share similar distribution systems and some degree of mortality (loss of life) or morbidity (loss of health) risk. The products in this segment are designed to provide a vehicle for risk management for policyholders. Annuity and investment products include guaranteed investment and accumulated deposit contracts issued to groups and deferred and immediate annuities issued to individuals. The products in this segment are primarily designed for asset accumulation and generation of investment returns. All revenue, expense, asset and liability amounts are allocated to one of the two segments. As such, the sum of the financial information from these segments equals the information of the Company as a whole.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


                                                                               FOR THE YEAR ENDED OR AS OF
                                                                                    DECEMBER 31, 1998
                                                           ------------------------------------------------------------------
                                                                                        ANNUITY AND
                                                             LIFE AND OTHER              INVESTMENT
                                                                INSURANCE                 PRODUCTS                 TOTAL
                                                            ------------------     ---------------------    -----------------

Premiums, policy charges and investment income (1)     $            304,174                307,928                   612,102
Net realized gains (losses) on investments                             (920)                 2,613                     1,693
                                                            ------------------     ---------------------    -----------------
          Total revenues                                            303,254                310,541                   613,795
                                                            ==================     =====================    =================

Income before Federal income taxes                                   44,897                 63,477                   108,375
                                                            ==================     =====================    =================

Total assets                                                      2,389,353              4,470,553                 6,859,906
                                                            ==================     =====================    =================


                                                                               FOR THE YEAR ENDED OR AS OF
                                                                                    DECEMBER 31, 1997
                                                            -----------------------------------------------------------------
                                                                                       ANNUITY AND
                                                             LIFE AND OTHER        INVESTMENT PRODUCTS
                                                                INSURANCE                                        TOTAL
                                                            ------------------     --------------------    ------------------

Premiums, policy charges and investment income        $             314,379                307,377                  621,756
Net realized gains on investments                                     7,892                  4,608                   12,500
                                                            ------------------     ---------------------    -----------------
          Total revenues                              $             322,271                311,985                  634,256
                                                            ==================     ====================    ==================

Income before Federal income taxes                    $              49,013                 57,346                  106,359
                                                            ==================     ====================    ==================

Total assets                                          $           2,972,192              3,358,370                6,330,562
                                                            ==================     ====================    ==================


                                                                               FOR THE YEAR ENDED OR AS OF
                                                                                    DECEMBER 31, 1996
                                                            -----------------------------------------------------------------
                                                                                       ANNUITY AND
                                                             LIFE AND OTHER        INVESTMENT PRODUCTS
                                                                INSURANCE                                        TOTAL
                                                            ------------------     --------------------    ------------------

Premiums, policy charges and investment income        $             295,860                284,418                  580,278
Net realized gains on investments                                     3,330                  5,431                    8,761
                                                            ------------------     ---------------------    -----------------
          Total revenues                              $             299,190                289,849                  589,039
                                                            ==================     ====================    ==================

Income before Federal income taxes                    $              45,057                 47,418                   92,475
                                                            ==================     ====================    ==================

Total assets                                          $           2,522,004              3,259,585                5,781,589
                                                            ==================     ====================    ==================

(1) Premiums, policy charges and investment income for life and other insurance includes the net contribution from Closed Block for the year ended December 31, 1998.

                                                                      SCHEDULE 1

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                    Consolidating Information - Balance Sheet

                                December 31, 1998

                                 (in thousands)



                                                          THE OHIO             OHIO
                                                        NATIONAL LIFE      NATIONAL LIFE
                                                          INSURANCE          ASSURANCE
                             ASSETS                        COMPANY          CORPORATION      ELIMINATIONS      CONSOLIDATED
                                                        -------------      --------------    ------------      ------------
INVESTMENTS:
    Securities available-for-sale, at fair value:
       Fixed maturities                                  $1,994,118           606,434                 -          2,600,552
       Equity securities                                    305,844                 -          (212,195)            93,649
    Fixed maturities held-to-maturity, at                                                             -
       amortized cost                                       581,952            97,576                 -            679,528
    Mortgage loans on real estate, net                      914,777           229,647                 -          1,144,424
    Real estate, net                                          8,724                 -                 -              8,724
    Policy loans                                                213            40,597                 -             40,810
    Other long-term investments                              41,697                 -                 -             41,697
    Short-term investments                                   89,318             8,997                 -             98,315
                                                         ----------        ----------        ----------         ----------
             Total investments                            3,936,643           983,251          (212,195)         4,707,699
Cash                                                          3,248             6,203                 -              9,451
Accrued investment income                                    46,425            11,963                 -             58,388
Deferred policy acquisition costs                            44,699           138,582                 -            183,281
Reinsurance recoverable                                      19,915           105,119           (49,640)            75,394
Other assets                                                 39,838             3,791            (8,595)            35,034
Assets held in Separate Accounts                          1,051,270           103,306                 -          1,154,576
Closed block assets                                         636,083                 -                 -            636,083
                                                         ----------        ----------        ----------         ----------
             Total assets                                $5,778,121         1,352,215          (270,430)         6,859,906
                                                         ==========        ==========        ==========         ==========

                     LIABILITIES AND EQUITY

Future policy benefits and claims                         3,016,148         1,001,501           (49,640)         3,968,009
Policyholders' dividend accumulations                        46,276                 -                 -             46,276
Other policyholder funds                                     11,247             2,357                 -             13,604
Note payable, net                                            84,278                 -                 -             84,278
Federal income taxes:
    Current                                                  19,434             1,796                 -             21,230
    Deferred                                                 56,127            11,355                 -             67,482
Other liabilities                                           119,098            19,705            (8,595)           130,208
Liabilities related to Separate Accounts                  1,003,743           103,306                 -          1,107,049
Closed block liabilities                                    713,162                 -                 -            713,162
                                                         ----------        ----------        ----------         ----------
             Total liabilities                            5,069,513         1,140,020           (58,235)         6,151,298
                                                         ----------        ----------        ----------         ----------
EQUITY:
    Common stock and paid-in-capital                         10,000            36,625           (36,625)            10,000
    Accumulated other comprehensive income                  107,444            12,211           (12,211)           107,444
    Retained earnings                                       591,164           163,359          (163,359)           591,164
                                                         ----------        ----------        ----------         ----------
             Total equity                                   708,608           212,195          (212,195)           708,608
                                                         ----------        ----------        ----------         ----------
             Total liabilities and equity                $5,778,121         1,352,215          (270,430)         6,859,906
                                                         ==========        ==========        ==========         ==========


See accompanying independent auditors' report.

                                                                      SCHEDULE 2

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                 Consolidating Information - Statement of Income

                          Year ended December 31, 1998

                                 (in thousands)



                                                       THE OHIO             OHIO
                                                     NATIONAL LIFE     NATIONAL LIFE
                                                       INSURANCE         ASSURANCE
                                                        COMPANY         CORPORATION       ELIMINATIONS      CONSOLIDATED
                                                     -------------     --------------     ------------      ------------

Revenues:
    Traditional life insurance premiums                $  95,438             3,167            (2,182)           96,423
    Accident and health insurance premiums                17,375             7,808                 -            25,183
    Annuity premiums and charges                          44,520               866                 -            45,386
    Universal life policy charges                              -            59,743                 -            59,743
    Net investment income                                332,588            69,547           (25,732)          376,403
    Net realized gains on investments                      1,492               201                 -             1,693
    Other income                                             (33)            3,146                 -             3,113
    Contribution from the closed block                     5,851                 -             5,851
                                                       ---------         ---------         ---------         ---------
                                                         497,231           144,478           (27,914)          613,795
                                                       ---------         ---------         ---------         ---------

Benefits and expenses:
    Benefits and claims                                  312,916            76,663                 -           389,579
    Provision for policyholders' dividends on
       participating policies                             20,792                 -                 -            20,792
    Amortization of deferred policy acquisition
       costs                                               6,908            12,443                 -            19,351
Other operating costs and expenses                        62,482            15,398            (2,182)           75,698
                                                       ---------         ---------         ---------         ---------
                                                         403,098           104,504            (2,182)          505,420
                                                       ---------         ---------         ---------         ---------
             Income before Federal income taxes           94,133            39,974           (25,732)          108,375
                                                       ---------         ---------         ---------         ---------

Federal income taxes:
    Current expense                                       24,811            16,013                 -            40,824
    Deferred (benefit) expense                             1,447            (1,771)                -              (324)
                                                       ---------         ---------         ---------         ---------
                                                          26,258            14,242                 -            40,500
                                                       ---------         ---------         ---------         ---------
             Net income                                $  67,875            25,732           (25,732)           67,875
                                                       =========         =========         =========         =========


See accompanying independent auditors' report.

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    FORM N-4


                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are to be included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated February 5, 1999

      Statements of Assets and Contract Owners' Equity dated December 31, 1998

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1998 and 1997

      Notes to Financial Statements dated December 31, 1998

      Schedules of Changes in Unit Values for the Years Ended December 31, 1998 and 1997


The following consolidated financial statements of the Depositor and its subsidiaries are also to be included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated January 29, 1999


      Consolidated Balance Sheets dated December 31, 1998 and 1997

      Consolidated Statements of Income for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Equity for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and 1996

      Notes to Consolidated Financial Statements dated December 31, 1998, 1997 and 1996

The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

      Accumulation Unit Values for Prior Contracts

Consents of the Following Persons:


      KPMG LLP


Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).

      (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213).

      (4)    Combination Annuity Contract, Form 90-VB-1, was filed as Exhibit
             (4) of the Registrant's Form N-4, post effective Amendment no. 9 on February 27, 1991 (File No. 2-91214).

      (5)(a) Variable Annuity Application, Form V-4890B, was filed as Exhibit
             (5)(a) of the Registrant's Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91214).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account A registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).


      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Ohio National Variable Account A registration statement on Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).


      (13) Computation of Performance Data was filed as Exhibit (13) of the Form N-4 for Ohio National Variable Account A Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Fixed Income Securities

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer

Joseph P. Brom*                    Director and Senior Vice President & Chief
                                   Investment Officer

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski               Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Senior Vice President and Chief
                                   Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Underwriting

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Senior Vice President, Sales

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Stuart G. Summers*                Director and Senior Vice President and General
                                  Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director

Stephen T. Williams*              Vice President, Equity Investments


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp



-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         A. Bowen
VP & Dir.           S. Williams                                              Sr. Vice Pres.         D. Cook
                                   Treasurer           B. Turner             Sr. Vice Pres.         G. Smith
Treasurer           D. Taney                                                 Vice Pres. & Treas.    R. Broadwell
                                   Compliance Director J. Dunn               Vice President         M. Boedeker
Secretary           R. Benedict                                              Vice President         T. Backus
                                                                             Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         M. Stohler
VP                  D. Hundley                                               Vice Pres.             J. Houser
VP                  J. Martin                                                Vice President         D. Twarogowski
                                                                             VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------            -----------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                             -----------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith              Vice President      J. Brom
Vice Pres.          T. Barefield                                                Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure            Treasurer           D. Taney
Treasurer           D. Taney                                            --------Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger             Director            R. Love
Director            R. Love                                                     Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp          Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of April 9, 1999 the Registrant's contracts were owned by 8,156 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                       Position with ONEQ
      ----                       -----------------------

      David B. O'Maley           Chairman and Director
      John J. Palmer             President & Chief Executive Officer and
                                 Director
      Thomas A. Barefield        Senior Vice President
      Trudy K. Backus            Vice President and Director
      Joni L. Dunn               Vice President and Compliance Officer
      Ronald L. Benedict         Secretary and Director
      Barbara A. Turner          Operations Vice President and Treasurer
      James I. Miller II         Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting       Compensation
Discounts and          on Redemption         Brokerage
Commissions           or Annuitization      Commissions   Compensation
-----------           ----------------      -----------   ------------
$934,575                   None                 None          None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         Firstar Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 3L.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment no. 21, on April 25, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 26th day of April, 1999.



                              OHIO NATIONAL VARIABLE ACCOUNT B
                                     (Registrant)

                              By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                _____________________________________________
                                John J. Palmer, Senior Vice President,
                                              Strategic Initiatives

Attest:


/s/Ronald L. Benedict
____________________________________
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 26th day of April, 1999.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/John J. Palmer
                                _______________________________________________
                                John J. Palmer, Senior Vice President,
                                                 Strategic Initiatives

Attest:


/s/Ronald L. Benedict
_________________________________
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                             Date
---------                                  -----                             ----
 s/David B. O'Maley                        Chairman, President,              April 26, 1999
 ------------------------------
 David B. O'Maley                          Chief Executive Officer
                                           and Director

 s/Joseph P. Brom                          Director                          April 26, 1999
------------------------------
 Joseph P. Brom

*s/Dale P. Brown                           Director                          April 26, 1999
------------------------------
 Dale P. Brown


*s/Jack E. Brown                           Director                          April 26, 1999
------------------------------
 Jack E. Brown


*s/William R. Burleigh                     Director                          April 26, 1999
------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski                    Director                          April 26, 1999
------------------------------
 Victoria B. Buyniski


*s/Raymond R. Clark                        Director                          April 26, 1999
------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                         Director                          April 26, 1999
------------------------------
 Ronald J. Dolan


*s/Charles S. Mechem, Jr.                  Director                          April 26, 1999
------------------------------
 Charles S. Mechem, Jr.


*s/James F. Orr                            Director                          April 26, 1999
------------------------------
 James F. Orr


 s/John J. Palmer                          Director                          April 26, 1999
------------------------------
 John J. Palmer


 s/D. Gates Smith                          Director                          April 26, 1999
------------------------------
 D. Gates Smith


 s/Stuart G. Summers                       Director                          April 26, 1999
------------------------------
 Stuart G. Summers

*s/Oliver W. Waddell                       Director                          April 26, 1999
-------------------------------
 Oliver W. Waddell



By s/ John J. Palmer
-------------------------------

   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                               Page Number in
Exhibit                                                        Sequential
Number           Description                                   Numbering System


                 Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account A and
     Ohio National Variable Account B:


We consent to use of our reports dated February 5, 1999 for the Ohio National Variable Account A and Ohio National Variable Account B and January 29, 1999 for The Ohio National Life Insurance Company and subsidiaries as included herein for Ohio National Variable Account A and The Ohio National Life Insurance Company and as incorporated by reference herein for Ohio National Variable Account B and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information included herein.







Cincinnati, Ohio
April 26, 1999